As filed with the Securities and Exchange Commission on August 30, 2010

1933 Act File No. 333-168122

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒
Pre-Effective Amendment No. ___  ☐
Post-Effective Amendment No. 1  ☒

EATON VANCE GROWTH TRUST
(Exact name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant's Telephone Number)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

This Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Shares of Beneficial Interest of Eaton Vance Multi-Cap Growth Fund

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 02-22019).

Multi-Cap Growth Portfolio has also executed this Registration Statement.

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents.

Cover Sheet

Part A -	Proxy Statement/Prospectus

Part B -	Statement of Additional Information

Part C -	Other Information

Signature Page

Exhibit Index

Exhibits

EATON VANCE GLOBAL GROWTH FUND Two International Place Boston, Massachusetts 02110

August 30, 2010

Dear Shareholder:

     We cordially invite you to attend a Special Meeting of Shareholders of Eaton Vance Global Growth Fund (“Global Fund”), a series of Eaton Vance Growth Trust (the “Trust”), on October 8, 2010 to consider a proposal to approve an Agreement and Plan of Reorganization to convert shares of the Global Fund into corresponding shares of Eaton Vance Multi-Cap Growth Fund (the “Multi-Cap Fund”), a series of the Trust (the “Reorganization”). The investment objective of Global Fund is to seek long-term capital growth and the investment objective of Multi-Cap Fund is to achieve capital growth. Multi-Cap Fund also has a secondary consideration of investment income. Global Fund and Multi-Cap Fund invest ^ their assets in Global Growth Portfolio and Multi-Cap Growth Portfolio, respectively. The enclosed combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) describes the Reorganization in detail. We ask you to read the enclosed information carefully and to submit your vote promptly.

     After consideration and recommendation by Eaton Vance Management, the Board of Trustees has determined that it is in the best interests of the Global Fund to be merged into the Multi-Cap ^ Fund. We believe that you would benefit from the Reorganization because you would become shareholders of a larger fund with a lower expense ratio.

     We realize that most shareholders will not be able to attend the meeting and vote their shares in person. However, the Global Fund does need your vote. You can vote by mail or by telephone, as explained in the enclosed material. If you later decide to attend the meeting, you may revoke your proxy and vote your shares in person. By voting promptly, you can help the Global Fund avoid the expense of additional mailings.

     If you would like additional information concerning this proposal, please call one of our service representatives at 1-800-262-1122 Monday through Friday 8:00 a.m. to 6:00 p.m. Eastern time. Your participation in this vote is extremely important.

Sincerely, Thomas E. Faust Jr. President Eaton Vance Growth Trust

Your vote is important – please return your proxy card promptly.

Shareholders are urged to sign and mail the enclosed proxy in the enclosed postage prepaid envelope or vote by telephone by following the enclosed instructions. Your vote is important whether you own a few shares or many shares.

EATON VANCE GLOBAL GROWTH FUND Two International Place Boston, Massachusetts 02110

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS To Be Held October 8, 2010

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be Held on Friday, October 8, 2010: The Notice of Special Meeting of Shareholders, Proxy Statement, Proxy Card and Shareholder Reports are available on the Eaton Vance website at www.eatonvance.com, by selecting “Individual Investors” ^ and then “Investor Resources” ^ followed by “Important Fund Documents”.

     A Special Meeting of Shareholders of Eaton Vance Global Growth Fund (the “Global Fund”) will be held at the principal office of the Global Fund, Two International Place, Boston, Massachusetts 02110, on Friday, October 8, 2010 at 3:00 p.m. (Eastern ^ time), for the following purposes:

1.	To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the “Plan”) to convert shares of the Global Fund into corresponding shares of Eaton Vance Multi-Cap Growth Fund (the “Multi-Cap Fund”). The Plan provides for the transfer of all of the assets and liabilities of the Global Fund to the Multi- Cap Fund ^ in exchange for corresponding shares of Multi-Cap Fund^ .

2.	To consider and act upon any other matters which may properly come before the meeting and any adjourned or postponed session thereof.

     The meeting is called pursuant to the By-Laws of Eaton Vance Growth Trust (the “Trust”). The Board of Trustees of the Trust has fixed the close of business on August 19, 2010 as the record date for the determination of the shareholders of the Global Fund entitled to notice of, and to vote at, the meeting and any adjournments or postponements thereof.

By Order of the Board of Trustees, Maureen A. Gemma Secretary Eaton Vance Growth Trust

August 30, 2010 Boston, Massachusetts

IMPORTANT

Shareholders can help the Board of Trustees of the Global Fund avoid the necessity and additional expense of further solicitations, which may be necessary to obtain a quorum, by promptly returning the enclosed proxy or voting by telephone. The enclosed addressed envelope requires no postage if mailed in the United States and is included for your convenience.

PROXY STATEMENT/PROSPECTUS Acquisition of the Assets of EATON VANCE GLOBAL GROWTH FUND By And In Exchange For Shares of EATON VANCE MULTI-CAP GROWTH FUND

Two International Place Boston, Massachusetts 02110

August 30, 2010

We are sending you this combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) in connection with the Special Meeting of Shareholders (the “Special Meeting”) of Eaton Vance Global Growth Fund (the “Global Fund”), a series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust registered as an open-end management investment company to be held on October 8, 2010 (the “Meeting Date”) at 3:00 p.m., Eastern ^ time, at Two International Place, Boston, MA 02110. This document is both the Proxy Statement of the Global Fund and a Prospectus of Eaton Vance Multi-Cap Growth Fund (the “Multi-Cap Fund”), also a series of the Trust. The Global Fund and the Multi-Cap Fund hereinafter are sometimes referred to as a “Fund” or collectively as the “Funds”. A proxy card is enclosed with the foregoing Notice of a Special Meeting of Shareholders for the benefit of shareholders who wish to vote, but do not expect to be present at the Special Meeting. Shareholders also may vote by telephone. The proxy is solicited on behalf of the Board of Trustees of the Trust (the “Board” or “Trustees”).

This Proxy Statement/Prospectus relates to the proposed reorganization of Class A shares, Class B shares and Class C shares of the Global Fund into the corresponding class of shares of the Multi-Cap Fund (the “Reorganization”). The Agreement and Plan of Reorganization (the “Plan”) is attached as Appendix A and provides for the transfer of all of the assets and liabilities of the Global Fund to the Multi-Cap Fund in exchange for shares of the Multi-Cap Fund. Following the transfer, Multi-Cap Fund shares will be distributed to shareholders of the Global Fund and Global Fund and its corresponding portfolio, Global Growth Portfolio, will be terminated. As a result, each shareholder of the Global Fund will receive Multi-Cap Fund shares equal in value to the value of such shareholder’s Global Fund shares, calculated as of the close of regular trading on the New York Stock Exchange on the business day immediately prior to the Reorganization. If the Reorganization is approved by shareholders on the Meeting Date, it is anticipated that the Reorganization will be consummated in early November 2010.

Each proxy will be voted in accordance with its instructions. If no instruction is given, an executed proxy will authorize the persons named as proxies, or any of them, to vote in favor of each matter. A written proxy is revocable by the person giving it, prior to exercise by a signed writing filed with the Fund’s proxy tabulator ^ Computershare Fund Services, 280 Oser Avenue, Hauppauge, New York 11788, or by executing and delivering a later dated proxy, or by attending the meeting and voting the shares in person. If you attend the meeting in person, please be prepared to present photo identification. Proxies voted by telephone may be revoked at any time in the same manner that proxies voted by mail may be revoked. This Proxy Statement/Prospectus is initially being mailed to shareholders on or about August 30, 2010. Supplementary solicitations may be made by mail, telephone, telegraph, facsimile or electronic means.

The Trustees have fixed the close of business on August 19, 2010 as the record date (“Record Date”) for the determination of the shareholders entitled to notice of and to vote at the meeting and any adjournments or postponements thereof. Shareholders at the close of business on the Record Date will be entitled to one vote for each share of the Global Fund held. The number of shares of beneficial interest of each class of each Fund outstanding and the persons who held of record more than five percent of the outstanding shares of each Fund as of the Record Date, along with such information for the combined fund as if the Reorganization was consummated on the Record Date, are set forth in Appendix C.

This Proxy Statement/Prospectus sets forth concisely the information that you should know when considering the Reorganization. You should read and retain this Proxy Statement/Prospectus for future reference. This Proxy Statement/Prospectus is accompanied by the Prospectus of Multi-Cap Fund dated January 1, 2010 (the “Multi-Cap Fund Prospectus”), which is incorporated by reference herein. A Statement of Additional Information dated August 30, 2010 that relates to this Proxy Statement/Prospectus and contains additional information about the Multi-Cap Fund and the Reorganization is on file with the Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Proxy Statement/Prospectus.

The Prospectus (the “Global Fund Prospectus”) dated January 1, 2010 as supplemented, and the Statement of Additional Information (the “Global Fund SAI”) of the Global Fund ^ dated January 1, 2010 and the Statement of Additional Information of the Multi-Cap Fund dated January 1, 2010 (the “Multi-Cap Fund SAI”) are on file with the SEC and are incorporated by reference into this Proxy Statement/Prospectus.

The Annual Reports to Shareholders for Global Fund and Multi-Cap Fund dated August 31, 2009 and the semi-annual reports to shareholders dated February 28, 2010 have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus.

To ask questions about this Proxy Statement/Prospectus, please call our toll-free number at 1-800-262-1122 Monday through Friday 8:00 a.m. to 6:00 p.m. Eastern time.

Upon request, copies of each of the documents incorporated by reference referred to above are available upon oral or written request and without charge. To obtain a copy, write to the Funds, c/o Eaton Vance Management, Two International Place, Boston, MA 02110, Attn: ^ Proxy Coordinator – Mutual ^ Fund Operations, or call 1-800-262-1122 Monday through Friday 8:00 a.m. to 6:00 p.m. Eastern time. The foregoing documents may be obtained on the Internet at www.eatonvance.com. In addition, the SEC maintains a website at www.sec.gov that contains the documents described above, material incorporated by reference, and other information about the Global Fund and the Multi-Cap Fund.

^ These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

ii

iii

SUMMARY

The following is a summary of certain information contained in or incorporated by reference in this Proxy Statement/Prospectus. This summary is not intended to be a complete statement of all material features of the proposed Reorganization and is qualified in its entirety by reference to the full text of this Proxy Statement/ Prospectus, the Plan and the other documents referred to herein.

Proposed Transaction. The Trustees of the Trust have approved the Plan, which provides for the transfer of all of the assets of the Global Fund to the Multi-Cap Fund in exchange for the issuance of Multi-Cap Fund shares and the assumption of all of the Global Fund’s liabilities by the Multi-Cap Fund at a closing to be held as soon as practicable following approval of the Reorganization by shareholders of the Global Fund at the Special Meeting, or any adjournments or postponements thereof, and the satisfaction of all the other conditions to the Reorganization (the “Closing”). The Plan is attached hereto as Appendix A. The value of each shareholder’s account with the corresponding class of the Multi-Cap Fund immediately after the Reorganization will be the same as the value of such shareholder’s account with the Global Fund immediately prior to the Reorganization. Following the transfer, Multi-Cap Fund shares will be distributed to shareholders of the Global Fund and the Global Fund and its corresponding portfolio, Global Growth Portfolio, will be terminated. As a result of the Reorganization, each shareholder of the Global Fund will receive full and fractional Multi-Cap Fund shares equal in value at the close of regular trading on the New York Stock Exchange on the Closing date to the value of such shareholder’s shares of the Global Fund. At or prior to the Closing, the Global Fund shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income, its net tax-exempt interest income, and all of its net capital gains, if any, realized for the taxable year ending at the Closing. The Trustees, including the Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (“Independent Trustees”), have determined that the interests of existing shareholders of Global Fund will not be diluted as a result of the transaction contemplated by the Reorganization and that the Reorganization is in the best interests of the Global Fund.

Background for the Proposed Transaction. The Board of Trustees of the Trust considered a number of factors, including the proposed terms of the Reorganization. The Trustees considered that, among other things, combining the Funds would produce potential economies of scale and reduce the expense ratio for the Global Fund’s shareholders, and the Reorganization would be tax-free for federal income tax purposes. Moreover, the Trustees considered that shareholders of Global Fund would benefit from a larger fund with similar investment objectives and policies.

The Board of Trustees of the Trust believes that the proposed Reorganization is in the best interests of the Global Fund and has recommended that the Global Fund’s shareholders vote for the Reorganization.

Objectives, Restrictions and Policies. The Funds have similar investment objectives and similar policies and restrictions. Each Fund invests primarily in equity securities. Unlike Multi-Cap Growth Portfolio, the corresponding portfolio of Multi-Cap Fund, Global Growth Portfolio has no restriction on investment in foreign securities. Multi-Cap Growth Portfolio is permitted to invest up to 25% of its net assets in foreign securities (including securities issued by companies located in emerging markets), but may invest without limit in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Funds’ fundamental and non-fundamental investment restrictions are substantially the same, although some are worded differently.

Each Fund is a “feeder” fund investing in their own “master” fund. In a master-feeder structure, the feeder fund invests all or substantially all of its assets in a single master fund, which directly owns a portfolio of securities. The master fund in which each Fund invests is sometimes referred to herein as its “Portfolio”.

Fund Fees, Expenses and Services. Multi-Cap Fund (total net assets of approximately $160.4 million as of April 30, 2010) is significantly larger than Global Fund (total net assets of approximately $56.0 million as of April 30, 2010). As described below, Multi-Cap Fund has a lower total expense ratio than Global Fund. As a result of the Reorganization, the Global Fund’s shareholders are expected to benefit from the Multi-Cap Fund’s lower expense ratio.

Both Funds offer Class A, Class B and Class C shares. As a result of the Reorganization, shareholders of Class A shares, Class B shares and Class C shares of Global Fund would receive shares of the corresponding class of the Multi-Cap Fund. The privileges and services associated with the corresponding share class of each Fund are identical. See “Distribution Arrangements” for details on the distribution and service fees. Class B shares of each Fund have a conversion feature, whereby they convert to the lower cost Class A shares eight years after their initial purchase.

Distribution Arrangements. Shares of each Fund are sold on a continuous basis by Eaton Vance Distributors, Inc. (“EVD”), the Funds’ principal underwriter. Class A shares of each Fund are sold at net asset value per share plus a sales charge; Class B and Class C shares of each Fund are sold at net asset value subject to a contingent deferred sales charge (“CDSC”). The distribution and service fee payable for Class A shares of Multi-Cap Fund is 0.25%, which is lower than the 0.50% distribution and service fee payable on Class A shares of Global Fund. As a result, it is beneficial to Class A shareholders of Global Fund to be exchanged into the lower cost Class A shares of Multi-Cap Fund. Class B shares and Class C shares of each Fund pay distribution and service fees equal to 1.00% of average daily net assets annually. As a result of the Reorganization, shareholders of Class A shares, Class B shares and Class C shares of Global Fund would receive shares of the corresponding class of the Multi-Cap Fund.

Redemption Procedures and Exchange Privileges. The Global Fund and the Multi-Cap Fund offer the same redemption features pursuant to which proceeds of a redemption are remitted by wire or check after receipt of proper documents including signature guarantees. The respective classes of each Fund have the same exchange privileges.

Tax Consequences. The Global Fund expects to obtain an opinion of counsel that the Reorganization will be tax-free for federal income tax purposes. As such, the Global Fund’s shareholders will not recognize a taxable gain or loss on the receipt of shares of the Multi-Cap Fund in liquidation of their interest in Global Fund. Their tax basis in Multi-Cap Fund shares received in the Reorganization will be the same as their tax basis in the Global Fund shares, and the tax holding period will be the same.

FUND EXPENSES

Expenses shown are those for the year ended April 30, 2010 and on a pro forma basis giving effect to the Reorganization as of such date.

Fund Fees and Expenses

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C
Maximum Sales Charge (Load) (as a percentage of	5.75%	None	None
offering price)

Maximum Deferred Sales Charge (Load) (as a percentage of	None	5.00%	1.00%
the lower of net asset value at time of purchase or
redemption)

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment*

Global Fund	Class A	Class B	Class C
Management Fees	1.125%	1.125%	1.125%
Distribution and Service (12b-1) Fees	0.500%	1.000%	1.000%
Other Expenses	1.000%	1.000%	1.000%
Acquired Fund Fees and Expenses	0.010%	0.010%	0.010%
Total Annual Fund Operating Expenses	2.635%	3.135%	3.135%
Expense Reimbursement**	(0.625)%	(0.625)%	(0.625)%
^ Net Annual Fund Operating Expenses ^	2.010%	2.510%	2.510%
^	^	^	^

Multi-Cap Fund	Class A	Class B	Class C
Management Fees	0.625%	0.625%	0.625%
Distribution and Service (12b-1) Fees	0.250%	1.000%	1.000%
Other Expenses	0.405%	0.405%	0.405%
Acquired Fund Fees and Expenses	0.010%	0.010%	0.010%
Total Annual Fund Operating Expenses	1.290%	2.040%	2.040%

Pro Forma Combined Fund	Class A	Class B	Class C
Management Fees	0.625%	0.625%	0.625%
Distribution and Service (12b-1) Fees	0.250%	1.000%	1.000%
Other Expenses	0.425%	0.425%	0.425%
Acquired Fund Fees and Expenses	0.010%	0.010%	0.010%
Total Annual Fund Operating Expenses	1.310%	2.060%	2.060%
Expense Reimbursement***	(0.020)%	(0.020)%	(0.020)%
^ Net Annual Fund Operating Expenses ^	1.290%	2.040%	2.040%
^	^	^	^

*	Expenses in the tables above and the Example below reflect the expenses of the Fund and the Portfolio.
**	The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses allocated from unaffiliated investment companies) exceed 2.00% for Class A shares and 2.50% for Class B and Class C shares. This expense reimbursement will continue through December 31, 2010. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment.
***	Effective with the consummation of the Reorganization, the Adviser has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses allocated from unaffiliated investment companies) exceed 1.28% for Class A shares and 2.03% for Class B and Class C shares. This expense reimbursement will continue through December 31, 2011. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Global Fund
Class A	$787	$1,311	$1,860	$3,349
Class B	$754	$1,309	$1,788	$3,285
Class C	$354	$909	$1,588	$3,400

Multi-Cap Fund
Class A	$699	$960	$1,242	$2,042
Class B	$707	$1,040	$1,298	$2,176
Class C	$307	$640	$1,098	$2,369

Pro Forma Combined Fund
Class A	$699	$964	$1,250	$2,062
Class B	$707	$1,044	$1,307	$2,196
Class C	$307	$644	$1,107	$2,388

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Global Fund
Class A	$787	$1,311	$1,860	$3,349
Class B	$254	$909	$1,588	$3,285
Class C	$254	$909	$1,588	$3,400

Multi-Cap Fund
Class A	$699	$960	$1,242	$2,042
Class B	$207	$640	$1,098	$2,176
Class C	$207	$640	$1,098	$2,369

Pro Forma Combined Fund
Class A	$699	$964	$1,250	$2,062
Class B	$207	$644	$1,107	$2,196
Class C	$207	$644	$1,107	$2,388

REASONS FOR THE REORGANIZATION

The Reorganization was proposed to the Board of Trustees of the Trust because the Global Fund has failed to gain significant asset levels. In reaching the decision to recommend that the shareholders of the Global Fund vote to approve the Reorganization, the Trustees considered a number of factors, including factors identified by Eaton Vance Management (“EVM” or “Eaton Vance”) in connection with its recommendation that the Trustees approve the Reorganization. The Trustees, including the Independent Trustees, concluded that the Reorganization would be in the best interests of Global Fund and that the interests of existing shareholders would not be diluted as a consequence thereof. The factors considered by the Trustees include the following:

  Objectives, Restrictions and Policies. The Global Fund and Multi-Cap Fund have similar investment objectives and similar policies and restrictions. Each Fund invests primarily in equity securities. One distinction in their investment policies is that the Global Fund has no restriction on investment in foreign securities, while Multi-Cap Fund is permitted to invest up to 25% of its net assets in foreign securities (including securities issued by companies located in emerging markets) but may invest without limit in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). Multi-Cap Fund may also invest in dividend-paying stocks to help achieve its secondary consideration of investment income.

Both Funds may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates of currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Permitted derivatives include: the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements. Each Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part). Each Fund and each Portfolio are diversified funds and portfolios, respectively.

  Effect on Class Structure and Services. Global Fund and Multi-Cap Fund each offer Class A, Class B and Class C shares. As a result of the Reorganization, shareholders of each class of shares of Global Fund would receive the corresponding class of shares of Multi-Cap Fund. The privileges and services associated with the corresponding share class of each Fund are identical. The distribution and service fee payable for Class A shares of Multi-Cap Fund is 0.25%, which is lower than the 0.50% distribution and service fee payable on Class A shares of Global Fund. As a result, it is beneficial to Class A shareholders of Global Fund to be exchanged into the lower cost Class A shares of Multi-Cap Fund.

  Effect on Fund Fees, Expenses and Services. Multi-Cap Fund is significantly larger and has a lower total expense ratio than Global Fund. As of April 30, 2010, the fees and expenses of Class A shares of Global Fund and Multi-Cap Fund, and the pro forma fees and expenses assuming Global Fund merged into Multi-Cap Fund on that date, are as follows:

	Global Fund	Multi-Cap Fund	Pro Forma
Advisory Fee	1.125%	0.625%	0.625%
12b-1 Fee	0.50%	0.25%	0.25%
Total Expenses	2.01%(1)	1.29%	1.29%(2)

(1)	The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses allocated from unaffiliated investment companies) exceed 2.00% for Class A shares and 2.50% for Class B and Class C shares. This expense reimbursement will continue through December 31, 2010. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment.
(2)	Effective with the consummation of the Reorganization, the Adviser has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses allocated from unaffiliated investment companies) exceed 1.28% for Class A shares and 2.03% for Class B and Class C shares. This expense reimbursement will continue through December 31, 2011. Thereafter, the expense reimbursement may be changed or terminated at any time. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment.
  Effect on Fund Fees and Expenses. The annual management fees of Multi-Cap Growth Portfolio are 0.50% lower than those of Global Growth Portfolio. The annual advisory fee rate for Global Growth Portfolio is 0.75% annually of average daily net assets up to $500 million, and at reduced rates on net assets of $500 million and above. The annual advisory fee rate for Multi-Cap Growth Portfolio is 0.625% annually of average daily net assets up to and including $300 million, and at reduced rates thereafter. In addition, Global Fund currently pays management fees to EVM equal to 0.125% annually of average daily net assets up to $500 million and Global Growth Portfolio currently pays EVM administrative fees equal to 0.25% annually on average daily net assets up to $500 million, both at reduced rates thereafter. EVM is not currently receiving a fee for serving as administrator of Multi-Cap Fund.

If the Reorganization is consummated, EVM estimates Global Fund will realize a significant reduction in other expenses. On a pro forma basis assuming the consummation of the Reorganization on April 30, 2010, the total fund expenses payable by former Global Fund shareholders would decrease by approximately 72 basis points (or 0.72%) for Class A shareholders and by approximately 47 basis points (or 0.47%) for Class B and Class C shareholders after the Reorganization. The Reorganization is expected to result in a 0.02% increase in total annual operating expenses paid by Multi-Cap Fund, which primarily will be due to higher transfer agency costs. To address this increase, EVM has agreed to reimburse Multi-Cap Fund’s expenses as described above. This expense reimbursement will continue through December 31, 2011 and will be subject to the terms of the expense reimbursement agreement between EVM and the Eaton Vance funds.

  Costs of the Reorganization. The Global Fund will bear the costs of the Reorganization, including legal, printing, mailing and solicitation costs. These costs are estimated at approximately $70,000.
  Tax Consequences. The Global Fund will seek to obtain an opinion of counsel that the Reorganization will be tax-free for federal income tax purposes. As such, the Global Fund shareholders will not recognize a taxable gain or loss on the receipt of shares of the Multi-Cap Fund in liquidation of their interest in the Global Fund. Their tax basis in Multi-Cap Fund shares received in the Reorganization will be the same as their tax basis in the Global Fund shares, and the tax holding period will be the same. Multi-Cap Fund’s tax basis for the assets received in the Reorganization will be the same as the Global Fund’s basis immediately before the Reorganization, and Multi-Cap Fund’s tax holding period for those assets will include Global Fund’s holding period. Shareholders should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. It is possible that the Reorganization would preclude utilization of approximately $37.1 million in capital loss carryforwards of Global Fund. However, these carryforwards could be used to offset capital gains realized by Global Fund prior to theReorganization. For more information, see “Information About the Reorganization – Federal Income Tax Consequences.”

  Relative Performance. Multi-Cap Fund outperformed Global Fund on a total return basis for the one-, three-, five- and ten-year periods ended April 30, 2010.
  No Dilution. After the Reorganization, each former shareholder of the Global Fund will own shares of Multi-Cap Fund equal to the aggregate value of his or her shares of the Global Fund immediately prior to the Reorganization. Because shares of Multi-Cap Fund will be issued at the per share net asset value of the Fund in exchange for the assets of the Global Fund, that, net of the liabilities of the Global Fund assumed by Multi-Cap Fund, will equal the aggregate value of those shares, the net asset value per share of Multi-Cap Fund will be unchanged. Thus, the Reorganization will not result in any dilution to shareholders.
  Terms of the Plan. The Trustees considered the terms and conditions of the Plan and the costs associated with the Reorganization, to be borne by the Global Fund.
  Impact on ^ EVM^ . After the reorganization, Boston Management and Research (“BMR”) will continue to serve as investment adviser to Multi-Cap Growth Portfolio. BMR and its affiliates will collect advisory and distribution and service fees on Global Fund’s assets acquired by Multi-Cap Fund pursuant to the Reorganization (and would no longer be paying a portion of the advisory fee to Eagle Global Advisors L.L.C. (“Eagle”), who served as sub-adviser for a portion of the Global Growth Portfolio. In the case of advisory fees, BMR would collect fees on the Global Growth Portfolio’s assets at the incremental advisory fee rates currently (0.625% annually) applicable to the Multi-Cap Fund, assuming the Reorganization occurred on April 30, 2010. At current asset levels, the Reorganization would result in approximately $54,287 in decreased fee revenue annually to EVM.
  However, as a result of the reorganization, EVM will no longer be required to reimburse expenses on the Global Fund, resulting in a savings of approximately $334,000 annually. It is expected that this will be partially offset by the estimated reimbursement of Multi-Cap Fund’s expenses of approximately $54,000 annually, resulting in an estimated net savings for EVM of $280,000.
  Other Considerations. It is expected that Global Fund will dispose of securities in advance of the Reorganization and, in that connection, it will realize capital gains. EVM believes that Global Fund has sufficient capital loss carryforwards to offset any such gain. Global Fund also will incur transaction costs in connection with such sales equal to approximately 5 basis points of the net assets to be sold or in dollar terms, approximately $30,000 (assuming all of Global Portfolio’s securities currently managed by Eagle are liquidated). EVM believes that the substantial benefits that will accrue to Global Fund shareholders as a result of the Reorganization (such as the estimated expense reduction of approximately 72 basis points (or 0.72%) for Class A shares and 47 basis points (or 0.47%) for Class B and Class C shares) outweigh the expenses associated with the Reorganization.

The Board of Trustees of the Trust believes that the proposed Reorganization is in the best interest of shareholders and recommends that the Global Fund’s shareholders vote for the Reorganization.

INFORMATION ABOUT THE REORGANIZATION

At a meeting held on June 7, 2010, the Board of Trustees of the Trust approved the Plan in the form set forth as Appendix A to this Proxy Statement/Prospectus. The summary of the Plan is not intended to be a complete statement of all material features of the Plan and is qualified in its entirety by reference to the full text of the Plan attached hereto as Appendix A.

Agreement and Plan of Reorganization. The Plan provides that, at the Closing, the Trust shall transfer all of the assets of the Global Fund and assign all liabilities to Multi-Cap Fund, and Multi-Cap Fund shall acquire such assets and shall assume such liabilities upon delivery by Multi-Cap Fund to the Global Fund on the Closing date of Class A, Class B and Class C Multi-Cap Fund shares (including, if applicable, fractional shares). The value of Class A, Class B and Class C shares issued to the Global Fund by Multi-Cap Fund will be the same as the value of Class A, Class B and Class C shares that the Global Fund has outstanding on the Closing date. The Multi-Cap Fund shares received by the Global Fund will be distributed to the Global Fund shareholders, and the Global Fund shareholders will receive Class A, Class B and Class C shares of the corresponding class of Multi-Cap Fund equal in value to those of the Global Fund held by such shareholder.

Multi-Cap Fund will assume all liabilities, expenses, costs, charges and reserves of the Global Fund on the Closing date. At or prior to the Closing, the Global Fund shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Global Fund’s shareholders all of the Global Fund’s investment company taxable income, net tax-exempt interest income, and net capital gain, if any, realized (after reduction for any available capital loss carry-forwards) in all taxable years ending at or prior to the Closing.

At, or as soon as practicable after the Closing, the Global Fund shall liquidate and distribute pro rata to its shareholders of record as of the close of trading on the New York Stock Exchange on the Closing date the full and fractional Multi-Cap Fund Class A, Class B and Class C shares equal in value to the Global Fund’s shares exchanged. Such liquidation and distribution will be accomplished by the establishment of shareholder accounts on the share records of Multi-Cap Fund in the name of each shareholder of the Global Fund, representing the respective pro rata number of full and fractional Multi-Cap Fund Class A, Class B and Class C shares due such shareholder. All of Multi-Cap Fund’s future distributions attributable to the shares issued in the Reorganization will be paid to shareholders in cash or invested in additional shares of Multi-Cap Fund at the price in effect as described in the Multi-Cap Fund’s prospectus on the respective payment dates in accordance with instructions previously given by the shareholder to the Fund’s transfer agent.

The consummation of the Plan is subject to the conditions set forth therein. Notwithstanding approval by shareholders of the Global Fund, the Plan may be terminated at any time prior to the consummation of the Reorganization without liability on the part of either party or its respective officers, trustees or shareholders, by either party on written notice to the other party if certain specified representations and warranties or conditions have not been performed or do not exist on or before December 31, 2010. The Plan may be amended by written agreement of its parties without approval of shareholders and a party may waive without shareholder approval any default by the other or any failure to satisfy any of the conditions to its obligations; provided, however, that following the Special Meeting, no such amendment or waiver may have the effect of changing the provision for determining the number of Multi-Cap Fund shares to be issued to the Global Fund’s shareholders to the detriment of such shareholders without their further approval.

Costs of the Reorganization. The Global Fund will bear the costs of the Reorganization, including legal, printing, mailing and solicitation costs. The costs of the Reorganization are estimated at approximately $70,000.

Description of Multi-Cap Fund Shares. Full and fractional Class A, Class B and Class C shares of Multi-Cap Fund will be distributed to the Global Fund’s shareholders in accordance with the procedures under the Plan as described above. Each Multi-Cap Fund share will be fully paid, non-assessable when issued and transferable without restrictions and will have no preemptive or cumulative voting rights and have only such conversion or exchange rights as the Trustees may grant in their discretion.

Federal Income Tax Consequences. It is expected that the Reorganization will qualify as a tax-free transaction under Section 368(a) of the Internal Revenue Code, which is expected to be confirmed by the legal opinion of K&L Gates LLP at the Closing. Accordingly, shareholders of the Global Fund will not recognize any capital gain or loss and the Global Fund’s assets and capital loss carry-forwards should be transferred to Multi-Cap Fund without recognition of gain or loss.

It is possible, however, that the Reorganization may fail to satisfy all of the requirements necessary for tax-free treatment, in which event the transaction will nevertheless proceed on a taxable basis. In this event, the Reorganization will result in the recognition of gain or loss to the Global Fund’s shareholders depending upon their tax basis (generally, the original purchase price) for their Global Fund shares, which includes the amounts paid for shares issued in reinvested distributions, and the net asset value of shares of Multi-Cap Fund received in the Reorganization. Shareholders of the Global Fund would, in the event of a taxable transaction, receive a new tax basis in the shares they receive of Multi-Cap Fund (equal to their initial value) for calculation of gain or loss upon their ultimate disposition and would start a new holding period for such shares.

Shareholders should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders should also consult their tax advisers as to state and local tax consequences, if any.

Capitalization. The following table (which is unaudited) sets forth the capitalization of Global Fund and Multi-Cap Fund as of April 30, 2010, and on a pro forma basis as of that date giving effect to the proposed acquisition of assets of the Global Fund at net asset value.

	Net Assets	Net Asset Value per	Shares Outstanding
		Share
Global Fund

Class A	$44,206,959	$16.31	2,710,906
Adjustments*	(55,310)	($0.02)
Class B	4,310,332	$16.01	269,206
Adjustments*	(5,393)	($0.02)
Class C	7,430,519	$15.40	482,655
Adjustments*	(9,297)	($0.02)
Total	$55,947,810		3,462,767
Adjustments*	(70,000)
Total	$55,877,810		3,462,767

	Net Assets	Net Asset Value per	Shares Outstanding
		Share
Multi-Cap Fund

Class A	$131,052,866	$7.43	17,639,760
Class B	8,328,198	$7.24	1,150,961
Class C	21,332,132	$7.23	2,952,449
Total	$160,713,196		21,743,170

Pro Forma Combined		Net Asset Value per
After Reorganization	Net Assets	Share	Shares Outstanding

Class A	$175,204,515	$7.43	23,582,108
Class B	12,633,137	$7.24	1,745,566
Class C	28,753,354	$7.23	3,978,897
Total	$216,591,006		29,306,571

*	The Global Fund will bear the expenses of the Reorganization including those as described in “How Will Proxies be Solicited and Tabulated?” below.

Performance Information. The following bar charts and tables provide some indication of risks of investing in each Fund by showing how the Fund’s average annual returns over time compare with those of broad-based securities market indices. The returns in the bar are for Class B shares of Global Fund and Class A shares of Multi-Cap Fund and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Each Fund’s performance reflects the effect of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, ^ 2009, the highest quarterly total return for Class B was ^ 22.47% for the quarter ended ^ June 30, 2009, and the lowest quarterly return was –30.08% for the quarter ended December 31, 2008. The year-to-date total return through the end of the most recent calendar quarter (December 31, ^ 2009 to ^ June 30, ^ 2010) was ^ -13.82%.

^

During the ten years ended December 31, ^ 2009, the highest quarterly total return for Class A was 26.87% for the quarter ended June 30, 2003, and the lowest quarterly return was –33.13% for the quarter ended December 31, 2008. The year-to-date total return through the end of the most recent calendar quarter (December 31, ^ 2009 to ^ June 30, 2009) was ^ -9.00%.

Global Fund Average Annual Total Return as of December ^ 31, 2009	Investment Period
	One Year	Five Years	Ten Years
Class A Return Before Taxes	^ 28.70%	^ -0. 67%	-3.13%
Class B Return Before Taxes	30.80%	-0.39%	-3.11%
Class B Return After Taxes on Distributions	^ 30.82%	-0.28%	-3.19%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	20.27%	-0.20%	-2.56%
Class C Return Before Taxes	34.77%	0.01%	-3.11%
Morgan Stanley Capital International (MSCI) World Index (reflects net	29.99%	2.01%	^-0. 24%
dividends, which reflect the deduction of withholding taxes)

Multi-Cap Fund Average Annual Total Return as of December ^ 31, 2009	Investment Period
	One Year	Five Years	Ten Years
Class A Return Before Taxes	^ 40.57%	^ 1.41%	^ -0.02%
Class A Return After Taxes on Distributions	^ 40.03%	^ 0.57%	^ -0.88%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^ 26.51%	^ 1.06%	^ -0.21%
Class B Return Before Taxes	^ 43.29%	^ 1.60%	^ -0.17%
Class C Return Before Taxes	^ 47.11%	^ 1.92%	^ -0.18%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or (taxes)	^ 46.29%	^ 2.40%	^ -0.52%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	^ 26.47%	^ 0.42%	^ -0.95%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B and Class C. Eagle Global Advisors L.L.C. began managing a portion of the Global Growth Portfolio on April 1, 2006. The performance includes the performance of the Portfolio’s prior co-investment advisor. The MSCI World Index is an unmanaged index of global equity securities. Investors cannot invest directly in an index. (Source: Lipper, Inc.)

The Global Fund’s performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. During 1999, the Fund’s performance benefited significantly from certain telecommunications stocks. This performance is not typical and may not be repeated.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented^ . Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management’s Discussion of Fund Performance. The total returns of Multi-Cap Fund and the factors that materially affected its performance during the most recent fiscal year are contained in its Annual Report dated August 31, 2009 and its Semi-Annual Report dated February 28, 2010, which are incorporated by reference into this Proxy Statement/Prospectus and relevant portions of which are attached hereto as Appendix B.

The performance of Global Fund is described under the caption “Management’s Discussion of Fund Performance^ ” and ^ “Fund Performance” in the Annual Report of Global Fund for the year ended August 31, 2009 and in its Semi-Annual Report dated February 28, 2010, which were previously mailed to Global Fund shareholders and is incorporated by reference into this Proxy Statement/Prospectus.

HOW DO THE BUSINESS, INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES
AND POLICIES OF THE GLOBAL FUND COMPARE TO THAT OF THE MULTI-CAP
FUND?

Below is a summary comparing the business, investment objectives, principal investment strategies and policies of the Global Fund and the Multi-Cap Fund. Each Fund’s current prospectus contains a detailed discussion of each Fund’s respective investment strategies and other investment policies.

	Global Fund	Multi-Cap Fund

Business	A diversified series of Growth Trust.	Same
Master-Feeder	Seeks to meet its investment objective	Seeks to meet its investment objective by
Structure	by investing in Global Growth Portfolio.	investing in Multi-Cap Growth Portfolio.
Investment	To seek long-term capital growth.	To seek capital growth with a secondary
Objective		consideration of investment income (invests
primarily in common stocks).

	Global Fund	Multi-Cap Fund

80%	Normally invests at least 80% of its total	None
Investment	assets in equity securities of foreign and
Policy	domestic companies.
Foreign	May invest in securities of both established	May invest up to 25% of its net assets in
Investments	and emerging companies operating in	foreign securities including emerging
	developed and emerging economies. As an	markets. May also invest without limit in
	alternative to holding foreign-traded	securities of foreign companies that trade on
	securities, the Fund may invest in dollar-	U.S. exchanges or in the over-the-counter
	denominated securities of foreign companies	market (including depositary receipts which
	that trade on U.S. exchanges or in the U.S.	evidence ownership in underlying foreign
	over-the-counter market (including	stocks).
depositary receipts that evidence ownership
in underlying foreign securities).
Securities	Common stocks of companies expected to	Common stocks of U.S. growth companies.
Acquired by the	grow in value over time.
Fund
Derivatives	Global Fund may engage in derivative	Same
transactions to enhance return, to hedge
against fluctuations in securities prices,
interest rates or currency exchange rates, or
as a substitute for the purchase or sale of
securities or currencies. Permitted
derivatives include: the purchase or sale of
forward or futures contracts; options on
futures contracts; exchange-traded and over-
the-counter options; equity collars and equity
swap agreements. May also engage in
covered short sales.
Buy/Sell	The portfolio managers seek to purchase	The portfolio manager seeks to purchase
Strategy	stocks that are reasonably priced in relation	stocks that are reasonably priced in relation
	to their fundamental value, and which will	to their fundamental value, and that the
	grow in value over time. The stock selection	portfolio manager believes will grow in value
	process is based on numerous factors,	over time. Management of the Fund
	including the potential for price appreciation,	involves consideration of numerous factors
	risk/return, and the mix of securities in the	(such as potential for price appreciation,
	Fund. A portfolio manager generally will sell	risk/return, the mix of securities held by the
	a stock when they believe it has attained its	Fund and, secondarily, long-term dividend
	optimum value. Because of the dynamic	prospects). The sell process combines
	nature of many portfolio companies, trading	bottom-up and top-down considerations.
	in the Fund may be more frequent than for	The portfolio manager will normally consider
	mutual funds focusing only on established	selling securities when they reach their price
	companies located in only one country.	target, other securities are identified to
displace a current holding, or fundamentals
deteriorate and the original investment case
is no longer valid. A top-down assessment
of an industry or the economy can also
influence the sell decisions at times.
Pooled	^ Global Fund may invest up to 10% of its	Same
Investment	net assets in other investment companies, or
Vechicles	in other pooled accounts. The Fund will

	Global Fund	Multi-Cap Fund

indirectly bear its proportionate share of any
management fees paid by investment
companies in which it invests in addition to
the advisory fee paid by the Portfolio. To the
extent they exceed 0.01%, the costs
associated with such investments will be
reflected in Acquired Fund Fees and
Expenses in the Annual Fund Operating
Expenses ^ table.
Real Estate	Global Fund may invest up to 10% of its net	Same
Investment	assets in real estate investment trusts.
Trusts
Securities	May seek to earn income by lending portfolio	Same
Lending	securities to broker-dealers or other
institutional borrowers. May lend up to one-
third of the value of its total assets (including
borrowings) or such other amount as is
permitted under relevant law.
Borrowing	May borrow amounts up to one-third of the	Same
value of its total assets (including assets
acquired using borrowings), but it will not
borrow more than 5% of the value of its total
assets except to satisfy redemption requests
or for other temporary purposes. Borrowings
result in increased expense to a Fund and,
while they are outstanding, magnify
increases or decreases in the value of Fund
shares. The Portfolio will not purchase
additional investment securities while
outstanding borrowings exceed 5% of the
value of its total assets.
Investment	Boston Management and Research	Same, except (investment adviser of Multi-
Adviser	(“BMR”), Two International Place,	Cap Growth Portfolio).
Boston, MA 02110 (investment adviser
of Global Growth Portfolio).
Investment	Eagle Global Advisors (“Eagle”), a	None
Sub-Adviser	majority-owned affiliate of Eaton Vance
Corp., 5847 San Felipe, Suite 930,
Houston, TX 77057 (sub-adviser of
Global Growth Portfolio).
Manager	Eaton Vance	None
Administrator	Eaton Vance	Same
Portfolio	Arieh Coll	Arieh Coll
Manager(s)	* Vice President of ^ EVM and BMR	* Vice President of ^ EVM and BMR
	* Portfolio manager of a portion of the	* Portfolio manager of the Portfolio since
	Portfolio since 2004	2000
Edward R. Allen, III
* Senior Partner at Eagle
* Portfolio manager of a portion of the
Portfolio since 2006
Thomas N. Hunt, III
* Senior Partner at Eagle
* Portfolio manager of a portion of the
Portfolio since 2006
Distributor	Eaton Vance Distributors, Inc.	Same

^ PRINCIPAL RISK FACTORS

Generally. As discussed above, the Funds have substantially similar investment objectives and policies and, as such, are subject to substantially similar types of risks. See “Investment Objective & Principal Policies and Risks” in the Multi-Cap Fund Prospectus for a description of the principal risks of investing in the Fund^ .

Principal Differences between the Global Fund and Multi-Cap Fund. Although Global Fund and the Multi-Cap Fund both invest in equity securities, Global Fund invests at least 80% of its total assets in equity securities of foreign and domestic companies. The Multi-Cap Fund invests primarily in common stocks of U.S. growth companies but may invest up to 25% of its net assets in foreign securities. Multi-Cap Fund may also invest without limit in securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market.

^

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

General. Global Fund and Multi-Cap Fund are both series of Growth Trust. The Trust is a Massachusetts business trust governed by a Declaration of Trust dated May 25, 1989^ , as amended from time to time, and by applicable Massachusetts law.

Shareholder Liability. Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust, including its other series. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the trust and other series of the trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the trust or the trustees. Indemnification out of the trust property for all losses and expenses of any shareholder held personally liable by virtue of his or her status as such for the obligations of the trust is provided for in the Declaration of Trust and By-Laws. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be remote because it is limited to circumstances in which the respective disclaimers are inoperative and the series would be unable to meet their respective obligations.

Copies of the Declaration of Trust may be obtained from the Trust upon written request at its principal office or from the Secretary of the Commonwealth of Massachusetts.

INFORMATION ABOUT THE FUNDS

Information about Multi-Cap Fund is included in the current Multi-Cap Fund Prospectus, a copy of which is included herewith and incorporated by reference herein. Additional information about Multi-Cap Fund is included in the Multi-Cap Fund SAI, which has been filed with the SEC and is incorporated by reference herein. Information concerning the operation and management of the Global Fund is incorporated herein by reference from the Global Fund Prospectus and Global Fund SAI. Copies may be obtained without charge on Eaton Vance’s website at www.eatonvance.com, by writing Eaton Vance Distributors, Inc., Two International Place, Boston, MA 02110 or by calling 1-800-262-1122 Monday through Friday 8:00 a.m. to 6:00 p.m. Eastern time.

You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-^ 800-732-0330 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

The Trust, on behalf of the Funds, is currently subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith files proxy material, reports and other information with the SEC. These reports can be inspected and copied at the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-0102, as well as at the following regional offices: New York Regional Office, 3 World Financial Center, Suite 400, New York, NY 10281-1022; and Chicago Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549 at prescribed rates.

Householding: One Proxy Statement/Prospectus may be delivered to multiple shareholders at the same address unless you request otherwise. You may request that we do not household proxy statements and/or obtain additional copies of the Proxy Statement/Prospectus by calling 1-800-262-1122 Monday through Friday 8:00 a.m. to 6:00 p.m. Eastern time or writing to Eaton Vance Management, ATTN: Proxy Coordinator – Mutual Fund Operations, Two International Place, Boston, Massachusetts 02110.

VOTING INFORMATION

What is the Vote Required to Approve the Proposal?

The affirmative vote of the holders of a majority of Global Fund’s outstanding shares, as defined in the 1940 Act, is required to approve the Plan. Such “majority” vote is the vote of the holders of the lesser of (a) 67% or more of the shares of Global Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) 50% of the outstanding shares of Global Fund. Class A, Class B and Class C shareholders of Global Fund will vote together as a single group. Approval of the Plan by Global Fund shareholders is a condition of the consummation of the Reorganization.

How Do I Vote in Person?

If you do attend the Special Meeting and wish to vote in person, we will provide you with a ballot prior to the vote. However, if your shares are held in the name of your broker, bank or other nominee, you must bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote. Please call the Global Fund at 1-800-262-1122 Monday through Friday 8:00 a.m. to 6:00 p.m. Eastern time if you plan to attend the Special Meeting. If you plan to attend the Special Meeting in person, please be prepared to present photo identification.

How Do I Vote By Proxy?

Whether you plan to attend the Special Meeting or not, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend the Special Meeting and vote.

If you properly fill in and sign your proxy card and send it to us in time to vote at the Special Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares “FOR” the proposal and in accordance with management’s recommendation on other matters.

If you authorize a proxy, you may revoke it at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Global Fund before the Special Meeting that you have revoked your proxy; such notice must be in writing and sent to the Secretary of the Global Fund at the address set forth on the cover page of this Proxy Statement/Prospectus. In addition, although merely attending the Special Meeting will not revoke your proxy, if you are present at the Special Meeting you may withdraw your proxy and vote in person. Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

How Will Proxies be Solicited and Tabulated?

The expense of preparing, printing and mailing this Proxy Statement/Prospectus and enclosures and the costs of soliciting proxies on behalf of the Global Fund’s Board of Trustees will be borne by the Global Fund. Proxies will be solicited by mail and may be solicited in person or by telephone, facsimile or other electronic means by officers of the Global Fund, by personnel of Eaton Vance, by the Global Fund’s transfer agent, BNY Mellon Asset Servicing, by broker-dealer firms or by a professional solicitation organization. The Global Fund has retained ^ Computershare to assist in the solicitation of proxies, for which the Global Fund will pay an estimated fee of approximately $60,000, including out-of-pocket expenses. The expenses connected with the solicitation of this proxy and with any further proxies which may be solicited by the Global Fund’s officers, by Eaton Vance personnel, by the transfer agent, by broker-dealer firms or by ^ Computershare, in person, or by telephone, by telegraph, by facsimile or other electronic means will be borne by the Global Fund. A written proxy may be delivered to the Global Fund or its transfer agent prior to the meeting by facsimile machine, graphic communication equipment or other electronic transmission. The Global Fund will reimburse banks, broker-dealer firms, and other persons holding shares registered in their names or in the names of their nominees, for their expenses incurred in sending proxy material to and obtaining proxies from the beneficial owners of such shares. Total estimated costs of the Reorganization are approximately $70,000.

Shareholders also may choose to give their proxy votes by telephone rather than return their proxy cards. Please see the proxy card for details. The Global Fund may arrange for Eaton Vance, its affiliates or agents to contact shareholders who have not returned their proxy cards and offer to have votes recorded by telephone. If the Global Fund records votes by telephone, it will use procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. If the enclosed proxy card is executed and returned, or a telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by the Global Fund, by the execution of a later-dated proxy card, by the Global Fund’s receipt of a subsequent valid telephonic vote, or by attending the meeting and voting in person.

All proxy cards solicited by the Board that are properly executed and telephone votes that are properly delivered and received by the Secretary prior to the meeting, and which are not revoked, will be voted at the meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on the proxy card, it will be voted FOR the matters specified on the proxy card. Abstentions and broker non-votes (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the broker or nominee does not have discretionary power) will be treated as shares that are present at the meeting, but which have not been voted. Accordingly, abstentions and broker non-votes will assist the Global Fund in obtaining a quorum, but may have the effect of a “No” vote on the proposal.

How is a Quorum Determined and What Happens if There is an Adjournment?

What constitutes a quorum for purposes of conducting a valid shareholder meeting, such as the Special Meeting, is set forth in the Trust’s By-Laws. Under the By-Laws of the Trust, the presence, in person or by proxy, of a majority of the outstanding shares is necessary to establish a quorum.

If a quorum is not present at the Special Meeting, the persons named as proxies in the enclosed proxy card may propose to adjourn the meeting to permit further solicitation of proxies in favor of the proposal. A meeting, including the Special Meeting, may be adjourned one or more times. Each such adjournment requires the affirmative vote of the holders of a majority of Global Fund’s shares that are present at the meeting, in person or by proxy. The persons named as proxies will vote in favor of or against, or will abstain with respect to, adjournment in the same proportions they are authorized to vote for or against, or to abstain with respect to, the proposal.

^ The Trustees of the Trust, including the Independent Trustees, recommend approval of the Plan of Reorganization.

DISSENTERS RIGHTS

Neither the Declaration of Trust nor Massachusetts law grants the shareholders of the Global Fund any rights in the nature of dissenters rights of appraisal with respect to any action upon which such shareholders may be entitled to vote; however, the normal right of mutual fund shareholders to redeem their shares (subject to any applicable contingent deferred sales charges) is not affected by the proposed Reorganization.

GLOBAL FUND FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund’s financial performance for the period(s) indicated. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, except for the six months ended February 28, 2010 which is unaudited and information for the year ended August 31, 2007 and prior, which was audited by another independent registered public accounting firm. The report of Deloitte & Touche LLP and the Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available upon request.

	Global Fund
	Six Months Ended February 28, 2010 (Unaudited)			Year Ended August 31,
				2009			2008
	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C
Net asset value - Beginning of period	$14.880	$14.580	$14.050	$21.350	$20.930	$20.180	$22.300	$21.970	$21.180

Income (Loss) From Operations
Net investment income (loss) (1)	$ (0.060)	$ (0.098)	$ (0.094)	$ 0.057	$ (0.009)	$ (0.008)	$ 0.073(2)	$ (0.040)(2)	$ (0.038)(2)
Net realized and unrealized gain (loss)	0.644	0.626	0.609	(6.477)	(6.342)	(6.123)	(1.027)	(1.004)	(0.966)
Total income (loss) from operations	$ 0.584	$ 0.528	$ 0.515	$ (6.420)	$ (6.351)	$ (6.131)	$ (0.954)	$ (1.044)	$ (1.004)

Less Distributions
From net investment income	$ (0.164)	$ (0.078)	$ (0.105)	$(0.051)	$—	$—	$—	$—	$—
Total distributions	$ (0.164)	$ (0.078)	$ (0.105)	$(0.051)	$—	$—	$—	$—	$—
Redemption fees(1)	$ 0.000(4)	$ 0.000(4)	$ 0.000(4)	$ 0.001	$ 0.001	$ 0.001	$ 0.004	$ 0.004	$ 0.004
Net asset value - End of period	$15.300	$15.030	$14.460	$14.880	$14.580	$14.050	$21.350	$20.930	$20.180
Total Return(5)	3.87%(6)	3.59%(6)	3.70%(6)	(30.00)%	(30.34)%	(30.43)%	(4.26)%	(4.73)%	(4.72)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$42,933	$ 4,384	$ 7,059	$42,642	$ 4,865	$ 6,940	$72,303	$12,770	$12,627

Ratios (as a percentage of average daily net assets):
Expenses (7)(8)	2.00%(9)(10)	2.50%(9)(10)	2.50%(9)(10)	2.00%(10)	2.50%(10)	2.50%(10)	2.13%(10)	2.63%(10)	2.63%(10)
Net investment income (loss)	(0.77)%(9)	(1.28)%(9)	(1.27)%(9)	0.45%	(0.07)%	(0.06)%	0.32%(2)	(0.17)%(2)	(0.17)%(2)
Portfolio Turnover of the Portfolio	65%(6)	65%(6)	65%(6)	155%	155%	155%	124%	124%	124%

						(See footnotes on next page.)

Financial Highlights (continued)

	Global Fund
	Year Ended August 31,
	2007			2006			2005
	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C
Net asset value - Beginning of year	$17.430	$17.260	$16.640	$15.550	$15.480	$14.920	$13.220	$13.220	$12.740

Income (Loss) From Operations
Net investment loss (1)	$ (0.067)(3)	$ (0.171)(3)	$ (0.164)(3)	$ (0.158)	$ (0.251)	$ (0.237)	$ (0.122)	$ (0.197)	$ (0.191)
Net realized and unrealized gain	4.933	4.877	4.700	2.038	2.031	1.957	2.452	2.457	2.371
Total income from operations	$ 4.866	$ 4.706	$ 4.536	$ 1.880	$ 1.780	$1.720	$ 2.330	$ 2.260	$ 2.180

Redemption fees(1)	$ 0.004	$ 0.004	$ 0.004	$ 0.000(4)	$ 0.000(4)	$0.000(4)	$ 0.000(4)	$ 0.000(4)	$ 0.000(4)
Net asset value - End of year	$22.300	$21.970	$21.180	$17.430	$17.260	$16.640	$15.550	$15.480	$14.920
Total Return(5)	27.94%	27.29%	27.28%	12.09%	11.50%	11.53%	17.62%	17.10%	17.11%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$61,973	$21,436	$12,863	$49,529	$22,824	$10,738	$41,155	$29,464	$11,364

Ratios (as a percentage of average daily net assets):
Expenses (6)(7)	2.33%	2.83%	2.83%	2.49%(10)	2.99%(10)	2.99%(10)	2.52%(10)	3.02%(10)	3.02%(10)
Net investment loss	(0.33)%(3)	(0.87)%(3)	(0.85)%(3)	(0.95)%	(1.52)%	(1.48)%	(0.82)%	(1.32)%	(1.33)%
Portfolio Turnover of the Portfolio	94%	94%	94%	186%	186%	186%	130%	130%	130%

(1)	Computed using average shares outstanding.
(2)	Net investment income (loss) per share reflects a dividend resulting from a corporate action allocated from the Portfolio which amounted to $0.101, $0.125 and $0.100 per share for Class A, Class B and Class C, respectively. Excluding this dividend, the ratio of net investment income (loss) to average daily net assets would have been (0.12)%, (0.72)% and (0.63)% for Class A, Class B and Class C, respectively.
(3)	Net investment loss per share reflects special dividends allocated from the Portfolio, which amounted to $0.069, $0.070 and $0.065 per share for Class A, Class B and Class C, respectively. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.67)%, (1.22)% and (1.19)% for Class A, Class B and Class C, respectively.
(4)	Amount represents less than $0.0005.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(6)	Not annualized.
(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(9)	Annualized.
(10)	The investment adviser(s) to the Global Growth Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.58%, 0.75%, 0.07%, 0.04% and less than 0.01% of average daily net assets for the six months ended February 28, 2010 and the years ended August 31, 2009, 2008, 2006 and 2005, respectively).

MULTI-CAP FUND FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund’s financial performance for the period(s) indicated. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, except for the six months ended February 28, 2010 which is unaudited and information for the year ended August 31, 2007 and prior, which was audited by another independent registered public accounting firm. The report of Deloitte & Touche LLP and the Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available upon request.

	Multi-Cap Fund
	Six Months Ended February 28, 2010 (Unaudited)			Year Ended August 31,
				2009			2008
	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C
Net asset value - Beginning of period	$6.510	$6.330	$6.330	$ 9.550	$ 9.350	$ 9.340	$ 10.730	$10.600	$10.580

Income (Loss) From Operations
Net investment income (loss) (1)	$ (0.006)	$ (0.029)	$ (0.029)	$ (0.005)	$(0.044)	$ (0.046)	$ 0.037	$ (0.040)	$ (0.041)
Net realized and unrealized gain (loss)	0.336	0.325	0.317	(2.953)	(2.902)	(2.890)	0.364(3)	0.371(3)	0.382(3)
Total income (loss) from operations	$ 0.330	$ 0.296	$ 0.288	$ (2.958)	$(2.946)	$ (2.936)	$ 0.401	$ 0.331	$ 0.341

Less Distributions
From net investment income	$ (0.100)	$ (0.056)	$ (0.058)	$ (0.008)	$—	$—	$—	$—	$—
From net realized gain	—	—	—	(0.074)	(0.074)	(0.074)	(1.581)	(1.581)	(1.581)
Total distributions	$ (0.100)	$ (0.056)	$ (0.058)	$ (0.082)	$(0.074)	$ (0.074)	$ (1.581)	$ (1.581)	$ (1.581)
Net asset value - End of period	$ 6.740	$ 6.570	$ 6.560	$ 6.510	$ 6.330	$ 6.330	$ 9.550	$ 9.350	$ 9.340
Total Return(4)	4.99%(5)	4.63%(5)	4.50%(5)	(30.57)%	(31.15)%	(31.07)%	2.39%	1.70%	1.82%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$122,054	$ 7,749	$20,146	$163,479	$ 8,092	$21,742	$290,306	$16,565	$34,533

Ratios (as a percentage of average daily net assets):
Expenses (6)	1.28%(7)	2.03%(7)	2.03%(7)	1.42%	2.16%	2.17%	1.13%	1.88%	1.88%
Net investment income (loss)	(0.17)%(7)	(0.87)%(7)	(0.87)%(7)	(0.10)%	(0.82)%	(0.86)%	0.36%	(0.40)%	(0.41)%
Portfolio Turnover of the Portfolio	115%(5)	115%(5)	115%(5)	274%	274%	274%	206%	206%	206%

						(See footnotes on next page.)

Financial Highlights (continued)

	Multi-Cap Fund
	Year Ended August 31,
	2007			2006			2005
	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C
Net asset value - Beginning of year	$ 8.010	$ 7.960	$7.960	$ 7.450	$ 7.460	$7.460	$ 6.060	$ 6.110	$ 6.120

Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.047(2)	$ (0.013)(2)	$ (0.028)(2)	$ (0.028)	$ (0.087)	$(0.086)	$ (0.035)	$ (0.087)	$(0.087)
Net realized and unrealized gain	2.899	2.874	2.874	0.588	0.587	0.586	1.425	1.437	1.427
Total income from operations	$ 2.946	$ 2.861	$2.846	$ 0.560	$ 0.500	$0.500	$ 1.390	$ 1.350	$ 1.340

Less Distributions
From net realized gain	$ (0.226)	$ (0.226)	$ (0.226)	$—	$—	$—	$—	$—	$—
Total distributions	$ (0.226)	$ (0.226)	$ (0.226)	$—	$—	$—	$—	$—	$—
Contingent deferred sales charges	$—	$ 0.005	$—	$—	$—	$—	$—	$—	$—
Net asset value - End of year	$ 10.730	$10.600	$10.580	$ 8.010	$ 7.960	$7.960	$ 7.450	$ 7.460	$ 7.460
Total Return(4)	37.30%	36.52%	36.26%	7.52%	6.70%	6.70%	22.94%	21.91%	21.91%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$154,213	$12,229	$11,128	$105,557	$10,314	$6,402	$104,876	$11,609	$ 6,194

Ratios (as a percentage of average daily net assets):
Expenses (6)	1.20%	1.86%	1.95%	1.26%(8)	2.01%(8)	2.01%(8)	1.27%(8)	2.02%(8)	2.02%(8)
Net investment income (loss)	0.49%(2)	(0.14)%(2)	(0.29)%(2)	(0.35)%	(1.11)%	(1.10)%	(0.50)%	(1.25)%	(1.25)%
Portfolio Turnover of the Portfolio	144%	144%	144%	208%	208%	208%	201%	201%	201%

(1)	Computed using average shares outstanding.
(2)	Net investment income (loss) per share reflects special dividends allocated from the Portfolio which amounted to $0.084, $0.086 and $0.080 per share for Class A, Class B and Class C, respectively. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.39)%, (1.05)% and (1.13)% for Class A, Class B and Class C, respectively.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Annualized.
(8)	The investment adviser of the Multi-Cap Growth Portfolio waived a portion of its investment adviser fee (equal to less than 0.005% and 0.01% of average daily net assets for the years ended August 31, 2006 and 2005, respectively).

EXPERTS

The financial statements as of August 31, 2009 and for the years ended August 31, 2009 and 2008 incorporated by reference in this Proxy Statement/Prospectus have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports, which are incorporated by reference herein. Such financial statements have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this ____ day of ________, 2010, by and among Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, on behalf of its series Eaton Vance Global Growth Fund (“Global Growth Fund”) and Eaton Vance Multi-Cap Growth Fund (“Multi-Cap Growth Fund”) and Global Growth Portfolio, Global Growth Fund’s master portfolio and Multi-Cap Growth Portfolio, Multi-Cap Fund’s master portfolio.

WITNESSETH

     WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company authorized to issue an unlimited number of shares of beneficial interest without par value in one or more series (such as Global Growth Fund and Multi-Cap Growth Fund), and the Trustees of the Trust have divided the shares of Global Growth Fund into Class A, Class B and Class C shares (“Global Growth Fund Shares”) and Multi-Cap Growth Fund into Class A, Class B and Class C shares (“Multi-Cap Growth Fund Shares”);

     WHEREAS, the Trust desires to provide for the reorganization of Global Growth Fund through the acquisition by Multi-Cap Growth Fund of substantially all of the assets of Global Growth Fund in exchange for Multi-Cap Growth Fund Shares in the manner set forth herein;

     WHEREAS, Global Growth Fund currently invests all of its assets in Global Growth Portfolio, a Massachusetts trust registered under the 1940 Act as an open-end management investment company which is proposed to be dissolved upon consummation of the reorganization contemplated herein, and Multi-Cap Growth Fund currently invests all of its assets in Multi-Cap Growth Portfolio, a Massachusetts trust registered under the 1940 Act as an open-end management investment company;

     WHEREAS, it is intended that the reorganization described in this Agreement shall be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”);

     NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1.	Definitions

	1.1	The term “1933 Act” shall mean the Securities Act of 1933, as amended.

	1.2	The term “1934 Act” shall mean the Securities Exchange Act of 1934, as amended.

	1.3	The term “Agreement” shall mean this Agreement and Plan of Reorganization.

	1.4	The term “Assumed Liabilities” shall mean all liabilities, expenses, costs, charges and receivables of Global Growth Fund as of the Close of Trading on the New York Stock
Exchange on the Valuation Date.

	1.5	The term “Business Day” shall mean any day that the New York Stock Exchange is open.

	1.6	The term “Close of Trading on the NYSE” shall mean the close of regular trading on the
New York Stock Exchange, which is usually 4:00 p.m. Eastern time.

	1.7	The term “Closing” shall mean the closing of the transaction contemplated by this
Agreement.

	1.8	The term “Closing Date” shall mean _______________, 2010, provided all necessary approvals have been received, or such other date as may be agreed by the parties on which the Closing is to take place.

	1.9	The term “Commission” shall mean the Securities and Exchange Commission.

	1.10	The term “Custodian” shall mean State Street Bank and Trust Company.

	1.11	The term “Delivery Date” shall mean the date contemplated by Section 3.3 of this
Agreement.

	1.12	The term “Trust N-14” shall mean the Trust’s registration statement on Form N-14, including a Proxy Statement/Prospectus as may be amended, that describes the transactions contemplated by this Agreement and registers the Multi-Cap Growth Fund
Shares to be issued in connection with this transaction.

	1.13	The term “Global Growth Fund N-1A” shall mean the registration statement, as amended, on Form N-1A of the Trust with respect to Global Growth Fund in effect on the date hereof or on the Closing Date, as the context may require.

	1.14	The term “NYSE” shall mean the New York Stock Exchange.

	1.15	The term “Portfolio N-1As” shall mean the registration statement, as amended, on Form
N-1A of the Portfolios in effect on the date hereof or on the Closing Date, as the context may require.

	1.16	The term “Proxy Statement” shall mean the Proxy Statement/Prospectus furnished to the
Global Growth Fund shareholders in connection with this transaction.

	1.17	The term “Securities List” shall mean the list of those securities and other assets owned by the Trust, on behalf of Global Growth Fund, on the Delivery Date.

	1.18	The term “Multi-Cap Growth Fund N-1A” shall mean the registration statement, as amended, on Form N-1A of the Trust with respect to Multi-Cap Growth Fund in effect on the date hereof or on the Closing Date, as the context may require.

	1.19	The term “Valuation Date” shall mean the day of the Closing Date.

2.	Transfer and Exchange of Assets

	2.1	Reorganization of Global Growth Fund. At the Closing, subject to the requisite approval of the Global Growth Fund’s shareholders and the terms and conditions set forth herein, the Trust shall transfer all of the assets of Global Growth Fund and assign all Assumed
Liabilities to Multi-Cap Growth Fund, and Multi-Cap Growth Fund shall acquire such assets and shall assume such Assumed Liabilities upon delivery by Multi-Cap Growth
Fund to Global Growth Fund on the Closing Date of Class A, Class B and Class C Multi-
Cap Growth Fund Shares (including, if applicable, fractional shares) having an aggregate net asset value equal to the value of the assets so transferred, assigned and delivered, less the Assumed Liabilities, all determined and adjusted as provided in Section 2.2.
Upon delivery of the assets, Multi-Cap Growth Fund will receive good and marketable title thereto free and clear of all liens.

	2.2	Computation of Net Asset Value. The net asset value per share of the Multi-Cap Growth
Fund Shares and the net value of the assets of Global Growth Fund subject to this
Agreement shall, in each case, be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date. The net asset value of the Multi-Cap Growth Fund Shares shall be computed in the manner set forth in the Multi-Cap Growth Fund Form N-1A. In determining the value of the securities transferred by Global Growth Fund to Multi-Cap Growth Fund, such assets shall be priced in accordance with the policies and procedures described in the Multi-Cap
Growth Fund N-1A.

3.	Closing Date, Valuation Date and Delivery

	3.1	Closing Date. The Closing shall be at the offices of Eaton Vance Management, Two
International Place, Boston, MA 02110 immediately prior to the opening of Eaton Vance’s business on the Closing Date. All acts taking place at Closing shall be deemed to take place simultaneously as of 9:00 a.m. Eastern time on the Closing Date unless otherwise agreed in writing by the parties.

	3.2	Valuation Date. Pursuant to Section 2.2, the net value of the assets of Global Growth
Fund and the net asset value per share of Multi-Cap Growth Fund shall be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date. The stock transfer books of the Trust with respect to Global Growth Fund will be permanently closed, and sales of Global Growth Fund
Shares shall be suspended, as of the close of business of the Trust on the Valuation
Date. Redemption requests thereafter received by the Trust with respect to Global
Growth Fund shall be deemed to be redemption requests for Multi-Cap Growth Fund
Shares to be distributed to shareholders of Global Growth Fund under this Agreement provided that the transactions contemplated by this Agreement are consummated.

In the event that trading on the NYSE or on another exchange or market on which securities held by the Global Growth Fund are traded shall be disrupted on the Valuation
Date so that, in the judgment of the Trust, accurate appraisal of the net assets of Global
Growth Fund to be transferred hereunder or the assets of Multi-Cap Growth Fund is impracticable, the Valuation Date shall be postponed until the first Business Day after the day on which trading on such exchange or in such market shall, in the judgment of the
Trust, have been resumed without disruption. In such event, the Closing Date shall be postponed until one Business Day after the Valuation Date.

	3.3	Delivery of Assets. After the close of business on the Valuation Date, the Trust shall issue instructions providing for the delivery of all of its assets held on behalf of Global
Growth Fund to the Custodian to be held for the account of Multi-Cap Growth Fund, effective as of the Closing. Multi-Cap Growth Fund may inspect such securities at the offices of the Custodian prior to the Valuation Date.

4.	Global Growth Fund Distributions and Termination

	4.1	As soon as reasonably practicable after the Closing Date, the Trust shall pay or make provisions for the payment of all of the debts and taxes of Global Growth Fund and distribute all remaining assets, if any, to shareholders of Global Growth Fund, and Global
Growth Fund shall thereafter be terminated under Massachusetts law.

At, or as soon as may be practicable following the Closing Date, the Trust on behalf of
Global Growth Fund shall distribute the Class A, Class B and Class C Multi-Cap Growth
Fund Shares it received from the Multi-Cap Growth Fund to the shareholders of the
Global Growth Fund and shall instruct Multi-Cap Growth Fund as to the amount of the pro rata interest of each of Global Growth Fund’s shareholders as of the close of business on the Valuation Date (such shareholders to be certified as such by the transfer agent for the
Trust), to be registered on the books of Multi-Cap Growth Fund, in full and fractional
Multi-Cap Growth Fund Shares, in the name of each such shareholder, and Multi-Cap
Growth Fund agrees promptly to transfer the Multi-Cap Growth Fund Shares then credited to the account of Global Growth Fund on the books of Multi-Cap Growth Fund to open accounts on the share records of Multi-Cap Growth Fund in the names of Global
Growth Fund shareholders in accordance with said instruction. Each Global Growth
Fund shareholder shall receive shares of the corresponding class of Multi-Cap Growth
Fund to the class of Global Growth Fund held by such shareholder. All issued and outstanding Global Growth Fund Shares shall thereupon be canceled on the books of the
Trust. Multi-Cap Growth Fund shall have no obligation to inquire as to the correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct.

5.	Global Growth Fund Securities

On the Delivery Date, Global Growth Portfolio on behalf of Global Growth Fund shall deliver the
Securities List and tax records. Such records shall be made available to Multi-Cap Growth Fund prior to the Closing Date for inspection by the Treasurer (or his or her designee). Notwithstanding the foregoing, it is expressly understood that Global Growth Fund may hereafter until the close of business on the Valuation Date sell any securities owned by it in the ordinary course of its business as a series of an open-end, management investment company.

6.	Liabilities and Expenses

Multi-Cap Growth Fund shall acquire all liabilities of Global Growth Fund, whether known or unknown, or contingent or determined. The Trust will discharge all known liabilities of Global
Growth Fund, so far as may be possible, prior to the Closing Date. Global Growth Fund shall bear the expenses of carrying out this Agreement.

7.	Global Growth Portfolio and Multi-Cap Growth Portfolio Representations and Warranties

Each Portfolio hereby represents, warrants and agrees as follows:

	7.1	Legal Existence. Global Growth Portfolio and Multi-Cap Growth Portfolio are trusts duly organized and validly existing under the laws of the State of Massachusetts.

	7.2	Registration under 1940 Act. Global Growth Portfolio and Multi-Cap Growth Portfolio are
duly registered with the Commission as a closed-end investment company under the
1940 Act and such registration is in full force and effect.

	7.3	Financial Statements. The statement of assets and liabilities, schedule of portfolio investments and related statements of operations and changes in net assets of Global
Growth Portfolio and Multi-Cap Growth Portfolio dated August 31, 2009 and February 28,
2010 fairly present its financial condition as of said date in conformity with generally accepted accounting principles.

	7.4	No Material Events. There are no legal, administrative or other proceedings pending, or to its knowledge, threatened against Global Growth Portfolio and Multi-Cap Growth
Portfolio that would materially affect its financial condition.

	7.5	Requisite Approvals. The execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been authorized by the
Portfolio’s Board of Trustees by vote taken at a meeting of such Board duly called and held on June 7, 2010.

	7.6	No Material Violations. Global Growth Portfolio and Multi-Cap Growth Portfolio are not,
and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of its Declaration of Trust or By-Laws, as each may be amended, of Global Growth Portfolio and Multi-Cap Growth Portfolio or of any
agreement, indenture, instrument, contract, lease or other undertaking to which it is a party or by which it is bound.

	7.7	Taxes and Related Filings. Except where failure to do so would not have a material adverse effect on Global Growth Portfolio and Multi-Cap Growth Portfolio, Global Growth
Portfolio and Multi-Cap Growth Portfolio have filed and will file or obtain valid extensions of filing dates for all required federal, state and local tax returns and reports for all taxable years through and including its current taxable year and no such filings or reports are currently being audited or contested by the Internal Revenue Service or state or local taxing authority and all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable have been paid or will be paid, so far as due. Global Growth Portfolio and Multi-Cap Growth Portfolio are classified as partnerships for federal tax purposes, have qualified as such for each taxable year of its operations, and will qualify as such as of the Closing Date.

	7.8	Good and Marketable Title. On the Closing Date, Global Growth Portfolio and Multi-Cap
Growth Portfolio are will have good and marketable title to its assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever, except as provided in the Portfolio N-1As.

	7.9	Books and Records. Global Growth Portfolio and Multi-Cap Growth Portfolio has
maintained all records required under Section 31 of the 1940 Act and rules thereunder.

8.	Trust Representations and Warranties

Growth Trust, on behalf of the Funds, hereby represents, warrants and agrees as follows:

	8.1	Legal Existence. Growth Trust and Growth Trust are each a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts.
Global Growth Fund and Multi-Cap Growth Fund are validly existing series of Growth
Trust. The Trust is authorized to issue an unlimited number of shares of beneficial interest of Multi-Cap Growth Fund.

	8.2	Registration under 1940 Act. The Trust is a duly registered as open-end management investment companies under the 1940 Act and such registration is in full force and effect.

	8.3	Financial Statements. The statement of assets and liabilities and the schedule of portfolio investments and the related statements of operations and changes in net assets of
Global Growth Fund and Multi-Cap Growth Fund dated August 31, 2009 and February
28, 2010, fairly present the financial condition of Global Growth Fund and Multi-Cap
Growth Fund as of said dates in conformity with generally accepted accounting principles.

	8.4	No Contingent Liabilities. There are no known contingent liabilities of Global Growth
Fund or Multi-Cap Growth Fund not disclosed and there are no legal, administrative or other proceedings pending, or to the knowledge of the Trust threatened, against Global
Growth Fund or Multi-Cap Growth Fund which would materially affect its financial condition.

	8.5	Requisite Approvals. The execution and delivery of this Agreement and the consummation of the transactions contemplated herein, have been authorized by the
Board of Trustees of the Trust by vote taken at a meeting of such Board duly called and held on June 7, 2010. No approval of the shareholders of Multi-Cap Growth Fund is required in connection with this Agreement or the transaction contemplated hereby. The
Agreement has been executed and delivered by a duly authorized officer of the Trust and is a valid and legally binding obligation of each of Global Growth Fund and Multi-Cap
Growth Fund enforceable in accordance with its terms.

8.6	No Material Violations. The Trust is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of its Declaration of
Trust or By-Laws, as may be amended, of Growth Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which it is bound.

8.7	Taxes and Related Filings. Except where failure to do so would not have a material adverse effect on Global Growth Fund or Multi-Cap Growth Fund, each of Global Growth
Fund and Multi-Cap Growth Fund has filed or will file or obtain valid extensions of filing dates for all required federal, state and local tax returns and reports for all taxable years through and including its current taxable year and no such filings are currently being audited or contested by the Internal Revenue Service or state or local taxing authority and all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable pursuant to such returns have been paid or will be paid, so far as due. Each of Global Growth Fund and Multi-Cap Growth Fund has elected to be treated as a “regulated investment company” for federal tax purposes, has qualified as such for each taxable year of its operations and will qualify as such as of the Closing
Date.

8.8	Good and Marketable Title. On the Closing Date, Global Growth Fund will have good and marketable title to its assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever, and full right, power and authority to sell, assign, transfer and deliver such assets and shall deliver such assets to
Multi-Cap Growth Fund. Upon delivery of such assets, Multi-Cap Growth Fund will receive good and marketable title to such assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, except as to adverse claims under
Article 8 of the Uniform Commercial Code of which Multi-Cap Growth Fund has notice and necessary documentation at or prior to the time of delivery.

8.9	Multi-Cap Growth Fund N-1A Not Misleading. The Multi-Cap Growth Fund N-1A
conforms on the date of the Agreement, and will conform on the date of the Proxy
Statement and the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

8.10	Proxy Statement. The Proxy Statement delivered to the Global Growth Fund shareholders in connection with this transaction (both at the time of delivery to such shareholders in connection with the meeting of shareholders and at all times subsequent thereto and including the Closing Date) in all material respects, conforms to the applicable requirements of the 1934 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and will not include any untrue statement of a material fact or omit to state any material fact required to be stated thereon or necessary to make statements therein, in light of the circumstances under which they were made, not materially misleading.

8.11	Books and Records. Each of Global Growth Fund and Multi-Cap Growth Fund has
maintained all records required under Section 31 of the 1940 Act and rules thereunder.

9.	Conditions Precedent to Closing

The obligations of the parties hereto shall be conditioned on the following:

9.1	Representations and Warranties. The representations and warranties of the parties made herein will be true and correct as of the date of this Agreement and on the Closing
Date.

9.2	Shareholder Approval. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of Global Growth Fund Shares in accordance with the 1940 Act and the Declaration of Trust and By-Laws, each as amended, of the Trust.

9.3	Pending or Threatened Proceedings. On the Closing Date, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

9.4	Registration Statement. The Trust N-14 shall have become effective under the 1933 Act;
no stop orders suspending the effectiveness of such Trust N-14 shall have been issued;
and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the
1933 Act. The Proxy Statement has been delivered to each shareholder of record of the
Global Growth Fund as of August 19, 2010 in accordance with the provisions of the 1934
Act and the rules thereunder.

9.5	Declaration of Dividend. The Trust shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to Global
Growth Fund shareholders all of Global Growth Fund’s investment company taxable income (as defined in Section 852 of the Code) (computed without regard to any deduction for dividends paid) for the final taxable period of Global Growth Fund, all of its net capital gain realized in the final taxable period of Global Growth Fund (after reduction for any capital loss carryforward) and all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the final taxable period of Global
Growth Fund.

9.6	State Securities Laws. The parties shall have received all permits and other authorizations necessary, if any, under state securities laws to consummate the transactions contemplated herein.

9.7	Performance of Covenants. Each party shall have performed and complied in all material respects with each of the agreements and covenants required by this Agreement to be performed or complied with by each such party prior to or at the Valuation Date and the
Closing Date.

9.8	Due Diligence. Multi-Cap Growth Fund and Multi-Cap Growth Portfolio shall have had reasonable opportunity to have its officers and agents review the records of Global
Growth Fund and Global Growth Portfolio.

9.9	No Material Adverse Change. From the date of this Agreement, through the Closing
Date, there shall not have been:

• any change in the business, results of operations, assets or financial condition or the manner of conducting the business of Global Growth Fund or Multi-Cap
Growth Fund (other than changes in the ordinary course of its business, including, without limitation, dividends and distributions in the ordinary course and changes in the net asset value per share) which has had a material adverse effect on such business, results of operations, assets or financial condition, except in all instances as set forth in the financial statements;

• any loss (whether or not covered by insurance) suffered by Global Growth Fund or Multi-Cap Growth Fund materially and adversely affecting of Global Growth
Fund or Multi-Cap Growth Fund, other than depreciation of securities;

• issued by the Trust to any person any option to purchase or other right to acquire shares of any class of Global Growth Fund or Multi-Cap Growth Fund Shares
(other than in the ordinary course of Growth Trust’s business as an open-end management investment company);

• any indebtedness incurred by Global Growth Fund or Multi-Cap Growth Fund for borrowed money or any commitment to borrow money entered into by Global
Growth Fund or Multi-Cap Growth Fund except as permitted in Global Growth
Fund N-1A or Multi-Cap Growth Fund N-1A and disclosed in financial statements required to be provided under this Agreement;

• any amendment to the Declaration of Trust or By-Laws of the Trust that will adversely affect the ability of the Trust to comply with the terms of this
Agreement; or

• any grant or imposition of any lien, claim, charge or encumbrance upon any asset of Global Growth Fund except as provided in Global Growth Fund N-1A so long as it will not prevent the Trust from complying with Section 7.8.

9.10	Lawful Sale of Shares. On the Closing Date, Multi-Cap Growth Fund Shares to be issued pursuant to Section 2.1 of this Agreement will be duly authorized, duly and validly issued and outstanding, and fully paid and non-assessable by the Trust, and conform in all substantial respects to the description thereof contained in the Trust N-14 and Proxy
Statement furnished to the Global Growth Fund shareholders and the Multi-Cap Growth
Fund Shares to be issued pursuant to paragraph 2.1 of this Agreement will be duly registered under the 1933 Act by the Trust N-14 and will be offered and sold in compliance with all applicable state securities laws.

9.11	Documentation and Other Actions. The Trust shall have executed such documents and shall have taken such other actions, if any, as reasonably requested to fully effectuate the transactions contemplated hereby.

10.	Addresses

All notices required or permitted to be given under this Agreement shall be given in writing to
Eaton Vance Growth Trust, Two International Place, Boston, MA 02110 (Attention: Chief Legal
Officer), or at such other place as shall be specified in written notice given by either party to the other party to this Agreement and shall be validly given if mailed by first-class mail, postage prepaid.

11.	Termination

This Agreement may be terminated by either party upon the giving of written notice to the other, if any of the representations, warranties or conditions specified in Sections 7 or 8 hereof have not been performed or do not exist on or before December 31, 2010. In the event of termination of this Agreement pursuant to this provision, neither party (nor its officers, Trustees or shareholders)
shall have any liability to the other.

12.	Miscellaneous

This Agreement shall be governed by, construed and enforced in accordance with the laws of the
Commonwealth of Massachusetts. The Trust represents that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein. The
Trust represents that this Agreement constitutes the entire agreement between the parties as to the subject matter hereof. The representations, warranties and covenants contained in this
Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. This Agreement shall be executed in any number of counterparts, each of which shall be deemed an original. Whenever used herein, the use of any gender shall include all genders. In the event that any provision of this Agreement is unenforceable at law or in equity, the remainder of the Agreement shall remain in full force and effect.

13.	Amendments

At any time prior to or after approval of this Agreement by Global Growth Fund shareholders (i)
the parties hereto may, by written agreement and without shareholder approval, amend any of the provisions of this Agreement, and (ii) either party may waive without such approval any default by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing); provided, however, that following shareholder approval, no such amendment may have the effect of changing the provisions for determining the number of Multi-Cap Growth Fund
Shares to be received by Global Growth Fund shareholders under this Agreement to the detriment of such shareholders without their further approval. The failure of a party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

14.	Massachusetts Business Trust

References in this Agreement to the Trust mean and refer to the Trustees from time to time serving under its Declarations of Trust on file with the Secretary of the Commonwealth of
Massachusetts, as the same may be amended from time to time, pursuant to which they conduct their businesses. It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the
Trust personally, but bind only the trust property of the Trust as provided in said Declaration of
Trust. The execution and delivery of this Agreement has been authorized by the respective trustees and signed by an authorized officer of the Trust, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officer shall be deemed to have been made by any of them but shall bind only the trust property of the Trust as provided in such Declaration of Trust. No series of the Trust shall be liable for the obligations of any other series.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by their officers thereunto duly authorized, as of the day and year first above written.

ATTEST:	EATON VANCE GROWTH TRUST

________________________	By: ________________________________
Maureen A. Gemma, Secretary	Thomas E. Faust Jr., President

GLOBAL GROWTH PORTFOLIO

________________________	By: ________________________________
Maureen A. Gemma, Secretary	Duncan W. Richardson, President
(For purposes of Section 7 only)

MULTI-CAP GROWTH PORTFOLIO

________________________	By: ________________________________
Maureen A. Gemma, Secretary	Duncan W. Richardson, President
(For purposes of Section 7 only)

APPENDIX B

Eaton Vance Multi-Cap Growth Fund as of August 31, 2009 MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Economic and Market Conditions

• Global equity markets were divided during the year ending August 31, 2009. Steep declines in the first half of the fiscal year were followed by a significant rally in the second half. The six-month period from September 2008 through February 2009 was one of the toughest ever in modern financial history. Equity markets collapsed in the fall of 2008 as a series of events on Wall Street caused a credit freeze that encompassed both Wall Street securities firms and commercial banks. These events greatly unsettled investors, and the economy plunged into a deeper recession. The Federal Reserve (the Fed) responded to the crises with several new lending programs to ease the credit crisis, and it cut interest rates dramatically to a range of 0.0% to 0.25% from 2.00% as of August 31, 2008.

• The second half of the fiscal year was a healing period for equity markets. Stocks rallied strongly as investors became more comfortable with riskier assets, encouraged by economic and credit market improvements. Many large banks and financial institutions were able to access the capital markets and did so to raise cash and strengthen their balance sheets. In addition, the federal government demonstrated a clear commitment to repair the domestic economy and financial system with a wide range of government-sponsored programs. After six consecutive quarters of negative performance, stocks generated strong returns between February 28, 2009 and August 31, 2009. During this six-month period, the NASDAQ Composite Index gained 45.81% —reflecting investors’ renewed interest in technology stocks — and the S&P 500 Index increased 40.46%. For the year as a whole, however, these two indices returned -15.14% and -18.25%, respectively.1

• Meanwhile, growth generally outperformed value across the market-cap spectrum. This dichotomy resulted from the higher weighting within growth indices of cyclical sectors, such as technology, consumer discretionary, industrials, materials and energy, toward which investors tend to gravitate during an economic recovery.

Management Discussion

• For the year ending August 31, 2009, the Fund2 underperformed its primary benchmark, the Russell Midcap Growth Index (the Index) and the average return of the Lipper Mid-Cap Growth Funds Classification.1 The Fund underperformed the Index primarily due to stock selection in the first 10 weeks of the period. During that time, financial markets were irrational, and credit became difficult to obtain

Total Return Performance
8/31/08 – 8/31/09

Class A3	-30.57%
Class B3	-31.15
Class C3	-31.07
Russell Midcap Growth Index[1]	-20.21
S&P 500 Index[1]	-18.25
Lipper Mid-Cap Growth Funds Average[1]	-21.46
See page 3 for more performance information.

1 It is not possible to invest directly in an Index or a Lipper Classification. The Indices' total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

2 The Fund currently invests in a separately registered investment company, Multi-Cap Growth Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

3 These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www. eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

B-1

Eaton Vance Multi-Cap Growth Fund as of August 31, 2009 MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

at all levels. We believe that many of the stocks in the Fund were sold in the fall of 2008 by investors who were not looking at company fundamentals but needed to raise cash due to the credit crisis. Fund holdings in the industrials, information technology and consumer discretionary sectors detracted the most. Solar stocks were hit particularly hard, as their utility customers, which are typically well capitalized, were unable to get credit because none was available.

• Despite the rocky start of the first 10 weeks of the year, which accounted for the Fund’s underperfor-mance for the entire fiscal year, the Fund performed very well, on both an absolute and relative basis, from mid-November 2008 through the end of the year.  For the year-to-date period from December 31, 2008 through August 31, 2009, the Fund’s Class A shares at NAV had a return of 36.76%, compared with 25.26% for the Lipper Mid-Cap Growth Funds average and 29.66% for the Index. For the fiscal year as a whole, the Fund benefited from holdings in the financials sector—especially real estate and commercial banking stocks—which outperformed similar stocks in the Index. The materials sector also outperformed, led by the chemicals industry. Finally, energy stocks performed well due to strong returns in the oil and gas industry, and U.S. utilities stocks also outperformed.

• In selecting stocks, management seeks a select portfolio of companies that it believes will grow faster over the long term than the U.S. economy and the U.S. stock market as a whole and that are reasonably priced in relation to their fundamental value.  Management uses an intensive, research-driven approach that employs fundamental analysis and considers many factors, including the potential for price appreciation, an assessment of risk and return, development of the proper mix of securities in the portfolio and, secondarily, long-term dividend prospects. In the current market environment, many fundamentally sound companies are trading at attractive valuations, which we believe is a positive factor that long-term investors should consider.

B-2

Eaton Vance Multi-Cap Growth Fund as of August 31, 2009 FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class A of the Fund with that of the Russell Midcap Growth Index, an unmanaged index commonly used as a measure of U.S. mid-cap growth stock performance, and the S&P 500 Index, an unmanaged index commonly used as a measure of U.S. stock market performance. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class A, the Russell Midcap Growth Index and the S&P 500 Index. Class A total returns are presented at net asset value and maximum public offering price. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C
Share Class Symbol	EVGFX	EMGFX	ECGFX

Average Annual Total Returns (at net asset value)

One Year	-30.57%	-31.15%	-31.07%
Five Years	5.22	4.48	4.46
Ten Years	0.37	-0.40	-0.41
Life of Fund†	8.61	4.89	4.59

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year	-34.54	-34.53	-31.75
Five Years	3.99	4.15	4.46
Ten Years	-0.23	-0.40	-0.41
Life of Fund†	8.49	4.89	4.59

†Inception Dates – Class A: 8/1/52; Class B: 9/13/94; Class C: 11/7/94

1Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower.  SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	1.13%	1.88%	1.88%
[2]Source: Prospectus dated 1/1/09.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

*Source: Lipper Inc. Class A of the Fund commenced investment operations on 8/1/52.

A $10,000 hypothetical investment at net asset value in Class B shares and Class C shares on 8/31/99 would have been valued at $9,605 and $9,599, respectively, on 8/31/09. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

B-3

Eaton Vance Multi-Cap Growth Fund as of Februar y 28, 2010 INVESTMENT UPDATE

Economic and Market Conditions s Despite a brief slowdown in momentum during the opening weeks of the new year, the U.S. equity market continued along an upward trajectory during the six-month period ending February 28, 2010, thus extending its comeback since early March 2009, albeit at a less torrid pace. This late-in-the-period correction in equity prices came close on the heels of growing concerns about a looming debt crisis in Greece and fiscal belt-tightening in China. Even so, the major measures of U.S. equity market performance seemed to reflect a greater degree of optimism about the domestic economy and future corporate profits than worry about a possible return to the market malaise of a little more than a year ago. Uncertainty, however, continued to cast a long shadow across the equity market as a whole, with volatility still very much the name of the game.

• For the six months ending February 28, 2010, the bellwether Standard & Poor’s 500 Index (S&P 500 Index), often viewed as a proxy for the overall performance of the U.S. stock market, posted a 9.32% gain1. The Dow Jones Industrial Average, a measure of how major blue-chip stocks performed, was up 10.22% during the same time frame, while the technology-laden NASDAQ Composite Index edged a bit higher still, advancing 11.41%. Although stocks of all market capitalizations gained ground during the period, mid-caps turned in the best overall performance, with small-cap and large-cap issues finishing not far behind. Meanwhile, growth stocks generally outpaced their value-oriented counterparts, but by only modest margins.

Management Discussion

• The Fund2 maintained its forward momentum during the six months ending February 28, 2010, gaining ground as equity markets moved along a mostly upward path during the period. When compared with its primary benchmark, the Russell Midcap Growth Index (the Index), the Fund came up short, however. It also trailed the S&P 500 Index and its Lipper peer group.

• In general terms, the Fund became more conservatively positioned during the period, which dragged on performance at a time when equities farther out on the risk spectrum tended to lead the market. As part of that conservative positioning, the Fund had a larger-than-normal position in cash, which detracted from performance in a rising market environment.

• That said, the Fund’s lagging performance versus the primary benchmark was mostly due to asset allocation. In particular, being underweighted relative to the Index in its allocations to the information technology, industrials and health care sectors held back the Fund’s performance by sizable margins. On the upside, favorable security selection offset some of the negative effects of inopportune asset allocation, especially the Fund’s picks within the telecommunication services sector.

Total Return Performance
8/31/09 – 2/28/10

Class A3	4.99%
Class B3	4.63
Class C3	4.50
Russell Midcap Growth Index[1]	13.70
S&P 500 Index[1]	9.32
Lipper Mid-Cap Growth Funds Average[1]	12.74
See page 3 for more performance information.

1 It is not possible to invest directly in an Index or a Lipper Classification. The Indices' total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

2 The Fund currently invests in a separate registered investment company, Multi-Cap Growth Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

3 Six-month returns are cumulative. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www. eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

B-4

Eaton Vance Multi-Cap Growth Fund as of Februar y 28, 2010 INVESTMENT UPDATE

• In selecting stocks, management seeks to purchase stocks of companies it believes can grow faster over the long term than the U.S. economy and the U.S. stock market as a whole and that are reasonably priced in relation to their fundamental value.  Management of the Fund involves consideration of numerous factors, such as potential for price appreciation, an assessment of risk and return, the development of the proper mix of securities in the portfolio and, secondarily, long-term dividend prospects. In the current market environment, we believe there are many fundamentally sound companies trading at attractive valuations, which we believe is a positive factor that long-term investors should consider.

B-5

Eaton Vance Multi-Cap Growth Fund as of Februar y 28, 2010 FUND PERFORMANCE

Performance[1]	Class A	Class B	Class C
Share Class Symbol	EVGFX	EMGFX	ECGFX

Average Annual Total Returns (at net asset value)

Six Months	4.99%	4.63%	4.50%
One Year	59.33	58.07	58.25
Five Years	2.40	1.67	1.65
Ten Years	0.50	-0.25	-0.27
Life of Fund†	8.62	5.04	4.74

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-1.08%	-0.37%	3.50%
One Year	50.22	53.07	57.25
Five Years	1.21	1.33	1.65
Ten Years	-0.09	-0.25	-0.27
Life of Fund†	8.51	5.04	4.74

†Inception dates: Class A: 8/1/52; Class B: 9/13/94; Class C: 11/7/94

1Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	1.44%	2.18%	2.19%

2Source: Prospectus dated 1/1/10.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

B-6

APPENDIX C

OUTSTANDING SHARES AND 5% HOLDERS

Shareholders are entitled to the number of votes equal to the number of shares held by such shareholder. As of the Record Date, the number of shares outstanding of the Global Fund Class A shares, Class B shares and Class C shares were ^ 2,570,869, 233,923 and ^ 451,499, respectively, and the number of shares outstanding of Multi-Cap Fund Class A shares, Class B shares and Class C shares were ^ 16,457,331, 1,057,864 and ^ 2,748,701, respectively. Multi-Cap Fund shareholders are not voting on the proposal.

As of the Record Date, the following person(s) held the share percentage of Global Fund indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

^
Global Fund Class A shares
Charles Schwab & Co. Inc.	San Francisco, CA	26.97%
Pershing LLC	Jersey City, NJ	7.05%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	5.36%

Global Fund Class B shares
Pershing LLC	Jersey City, NJ	10.75%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	9.65%

Global Fund Class C shares
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	13.09%
Pershing LLC	Jersey City, NJ	7.52%

As of the Record Date, the following person(s) held the share percentage of Multi-Cap Fund indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

C-1

Multi-Cap Fund Class A shares
Pershing LLC	Jersey City, NJ	6.15%

Multi-Cap Fund Class B shares
Pershing LLC	Jersey City, NJ	8.61%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	8.48%
Citigroup Global Markets, Inc.	Owings Mills, MD	6.73%
American Enterprise Investment Service	Minneapolis, MN	6.09%
Morgan Stanley Smith Barney	Jersey City, NJ	5.63%

Multi-Cap Fund Class C shares
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	14.92%
Citigroup Global Markets, Inc.	Owings Mills, MD	14.76%
Pershing LLC	Jersey City, NJ	7.54%
American Enterprise Investment Service	Minneapolis, MN	7.35%

Assuming the Reorganization was consummated on the Record Date, such persons would hold the following share percentages in the combined fund:

^

Combined Fund Class A shares
Charles Schwab & Co. Inc.	San Francisco, CA	10.70%
Pershing LLC	Jersey City, NJ	6.39%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	3.96%

Combined Fund Class B shares
Pershing LLC	Jersey City, NJ	9.32%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	8.87%
Citigroup Global Markets, Inc.	Owings Mills, MD	5.86%
American Enterprise Investment Service	Minneapolis, MN	4.00%
Morgan Stanley Smith Barney	Jersey City, NJ	4.87%

Combined Fund Class C shares
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	14.43%
Citigroup Global Markets, Inc.	Owings Mills, MD	11.39%
Pershing LLC	Jersey City, NJ	7.54%
American Enterprise Investment Service	Minneapolis, MN	5.91%

As of ^ August 19, 2010, to the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of Global Fund or Multi-Cap Fund. The Trustees and officers of the Trust individually and as a group owned beneficially less than 1% of the outstanding shares of each Fund as of that date.

C-2

C-3

EATON VANCE GROWTH TRUST Eaton Vance Multi-Cap Growth Fund Two International Place Boston, Massachusetts 02110

STATEMENT OF ADDITIONAL INFORMATION DATED ^ August 30, 2010^

     This Statement of Additional Information (“SAI”) relates specifically to the reorganization of Eaton Vance Global Growth Fund (“Global Fund”) into Eaton Vance Multi-Cap Growth Fund (“Multi-Cap Fund”), whereby Global Fund will transfer substantially all of its assets to Multi-Cap Fund, and shareholders in Global Fund will receive shares of Multi-Cap Fund, in exchange for their Global Fund shares. This SAI consists of the information set forth herein and the following described documents, each of which is incorporated by reference herein (legally forms a part of the SAI):

(1)	The audited financial statements of (a) Global Fund included in the Annual Report to Shareholders of the Fund for the fiscal year ended August 31, 2009, previously filed on EDGAR, Accession Number 0000950123-09-053066 and (b) Multi-Cap Fund included in the Annual Report to Shareholders of the Fund for the fiscal year ended August 31, 2009, previously filed on EDGAR, Accession Number 0000950123-09-053066.

(2)	The unaudited financial statement of (a) Global Fund included in the Semiannual Report to Shareholders of the Fund for the semi-annual period ended February 28, 2010, previously filed on EDGAR, Accession Number 0000950123-10-038046 and (b) Multi-Cap Fund included in the Semiannual Report to Shareholders of the Fund for the Semi-annual period ended February 28, 2010, previously filed on EDGAR, Accession Number 0000950123-10-038046.

(3)	The Statement of Additional Information of Global Fund and Multi-Cap Fund, dated January 1, 2010, previously filed on EDGAR, Accession Number 0000940394-09-001004.

This SAI is not a prospectus and should be read only in conjunction with the Proxy Statement/Prospectus dated August 30, 2010 relating to the above-referenced matter. A copy of the Proxy Statement/ Prospectus may be obtained by calling Eaton Vance Distributors, Inc. at (800) 262-1122.

Pro Forma Financial Statements

     The following unaudited pro forma combining financial statements are intended to show the financial condition and related results of operations resulting from the merger of Eaton Vance Global Growth Fund with Eaton Vance Multi-Cap Growth Fund as if the merger occurred on the dates presented. Please see the accompanying notes for additional information about the unaudited pro forma financial statements.

Pro Forma Combining Statement of Assets and Liabilities February 28, 2010

			Pro Forma Adjustments (Unaudited)		Pro Forma Combined (Unaudited)
	Eaton Vance Multi-Cap Growth Fund (Unaudited)	Eaton Vance Global Growth Fund (Unaudited)
Receivable from affiliate

ASSETS

Investment in MultiCap Growth Portfolio	$ 150,103,973	$ -	$ 54,237,051		$ 204,341,024
Investment in Global Growth Portfolio	0	54,237,051	(54,237,051)		0
Receivable for fund shares sold	40,357	279,673	0		320,030
Receivable from affiliate	0	19,344	0		19,344
Other Assets	330,674	47,419	0		378,093
Total assets	$ 150,475,004	$ 54,583,487	$ -		$ 205,058,491

LIABILITIES

Payable for fund shares redeemed	$ 364,699	$ 103,583	$ -		$ 468,282
Payable to affiliates:
Management fee	0	5,643	0		5,643
Distribution and Service fees	44,652	25,187	0		69,839
Accrued expenses	116,689	73,258	70,000	(1)	259,947
Total liabilities	$ 526,040	$ 207,671	$ 70,000		$ 803,711

NET ASSETS	$ 149,948,964	$ 54,375,816	$ (70,000)		$ 204,254,780

SOURCES OF NET ASSETS

Paid-in capital	$ 228,335,488	$ 98,448,399	$ -		$ 326,783,887
Accumulated net realized loss from Portfolio	(104,628,233)	(50,276,447)	1,808,372		(153,096,308)
Accumulated distributions in excess of net investment income	(2,476,775)	(674,733)	(70,000)	(1)	(3,221,508)
Net unrealized appreciation from Portfolio	28,718,484	6,878,597	(1,808,372)		33,788,709
Total	$ 149,948,964	$ 54,375,816	$ (70,000)		$ 204,254,780

Class A Shares
Net Assets	$ 122,053,904	$ 42,933,145	$ ^(55,270)		$ ^164,931,779
Shares Outstanding	18,111,481	2,806,381	3,571,722		24,489,584
Net Asset Value and Redemption Price per Share	$ 6.74	$ 15.30			$ 6.74
Maximum Offering Price Per Share (100 ÷ 94.25 of net asset value)	$ 7.15	$ 16.23			$ 7.15

Class B Shares
Net Assets	$ 7,749,304	$ 4,383,591	$ ^(5,643)		$ ^12,127,252
Shares Outstanding	1,179,182	291,598	376,474		1,847,254
Net Asset Value and Redemption Price per Share	$ 6.57	$ 15.03			$ 6.57

Class C Shares
Net Assets	$ 20,145,756	$ 7,059,080	$ ^(9,087)		$ ^27,195,749
Shares Outstanding	3,070,028	488,319	589,145		4,147,492
Net Asset Value and Redemption Price per Share	$ 6.56	$ 14.46			$ 6.56

(1) Represents one-time estimated merger costs to be borne by Eaton Vance Global Growth Fund.

Pro Forma Combining
Statement of Operations
For the Year Ended February 28, 2010

			Pro Forma Adjustments (Unaudited)		Pro Forma Combined (Unaudited)
	Eaton Vance Multi-Cap Growth Fund (Unaudited)	Eaton Vance Global Growth Fund (Unaudited)

INVESTMENT INCOME

Investment Income:
Dividends allocated from portfolio (net of foreign taxes) $	996,565	$ 927,349	$ -		$ 1,923,914
Interest allocated from portfolio	28,223	7,264	-		35,487
Securities lending income allocated from Portfolio	137,399	44,032	-		181,431
Miscellaneous Income	330,674	55,997	-		386,671
Expenses Allocated from Portfolio	(1,174,660)	(763,080)	372,378	(1)	(1,565,362)
Total investment income	$ 318,201	$ 271,562	$ 372,378		$ 962,141

Expenses:
Management fee	$ -	$ 66,015	$ (66,015)		$ -
Distribution and service fees	-	-
Class A	331,560	206,774	(51,694)	(1)	486,641
Class B	76,066	47,286	-		123,352
Class C	196,436	67,046	-		263,482
Trustees' fees and expenses	500	500	(500)	(1)	500
Custodian fee	26,888	13,544	(6,680)	(1)	33,752
Transfer and dividend disbursing agent fees	340,933	179,973	-		520,906
Legal and accounting services	38,865	36,397	(35,072)	(1)	40,190
Printing and postage	67,778	36,751	(22,051)	(1)	82,478
Registration fees	39,203	38,152	(38,152)	(1)	39,203
Miscellaneous fees	10,273	10,237	(9,800)	(1)	10,710
Total expenses	$ 1,128,502	$ 702,675	$ (229,964)		$ 1,601,214
Deduct -
Allocation of expenses to affiliate	$ -	$ 349,351	$ (333,717)		$ 15,634
Total expense reductions	$ -	$ 349,351	$ (333,717)		$ 15,634
Net expenses	$ 1,128,502	$ 353,324	$ 103,754		$ 1,585,580

Net investment income (loss)	($810,301)	($81,762)	$268,625		($623,439)

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss)
Investment transactions	$ 32,565,632	$ 2,573,554	$ 1,808,372		$ 36,947,558
Foreign Currency Transactions	(6,157)	(37,143)	0		(43,300)
Net realized gain	$32,559,475	$2,536,411	$1,808,372		$36,904,258

Change in unrealized appreciation (depreciation)
Investments	$ 38,300,376	$ 18,336,069	$ (1,808,372)		$ 54,828,073
Foreign currency	0	3,148	0		3,148
Net change in unrealized appreciation
(depreciation)	$ 38,300,376	$ 18,339,217	$ (1,808,372)		$ 54,831,221

Net realized and unrealized gain	$ 70,859,851	$ 20,875,628	$ -		$ 91,735,479

Net increase in net assets
from operations	$ 70,049,550	$ 20,793,866	$ 268,625		$ 91,112,041

(1) Certain expenses have been adjusted to reflect the elimination or reduction of duplicative expenses of the merger. Pro forma operating expense adjustments reflect management's best estimates.

See notes to Pro Forma Combining Financial Statements

PORTFOLIO OF INVESTMENTS (Unaudited)

	Acquiring Fund Shares	Acquired Fund Shares		Acquiring Fund Pro- Forma Shares	Acquiring Fund Value	Acquired Fund Value		Acquiring Fund Pro- Forma Value
			Share Adjustment				Value Adjustment

Common Stocks					95.7%	94.8%		84.3%
Security
Auto Components					2.25%	1.23%		2.26%
Lear Corp.(1)	50,958	9,116	0	60,074	3,529,861	631,465	0	4,161,326
					3,529,861	631,465		4,161,326

Automobiles					0.00%	1.71%		0.00%
Fiat SpA(1)	0	8,300	-8,300	0	0	87,362	-87,362	0
Honda Motor Co., Ltd.	0	10,000	-10,000	0	0	345,887	-345,887	0
Nissan Motor Co., Ltd.(1)	0	33,000	-33,000	0	0	260,965	-260,965	0
Toyota Motor Corp.	0	4,900	-4,900	0	0	183,414	-183,414	0
					0	877,628		0

Beverages					0.00%	1.29%		0.00%
Central European Distribution Corp.(1)(2)	0	11,200	-11,200	0	0	373,520	-373,520	0
Fomento Economico Mexicano SA de CV ADR	0	6,800	-6,800	0	0	291,040	-291,040	0
					0	664,560		0

Biotechnology					4.00%	2.16%		4.03%
Amylin Pharmaceuticals, Inc.(1)(2)	88,000	16,000	0	104,000	1,663,200	302,400	0	1,965,600
Cephalon, Inc.(1)(2)	29,250	5,000	0	34,250	2,008,598	343,350	0	2,351,948
Genzyme Corp.(1)(2)	29,091	5,200	0	34,291	1,664,005	297,440	0	1,961,445
Gilead Sciences, Inc.(1)(2)	20,000	3,500	0	23,500	952,200	166,635	0	1,118,835
					6,288,003	1,109,825		7,397,828

Building Products					2.15%	1.83%		2.16%
Lennox International, Inc.(2)	18,640	3,340	0	21,980	786,608	140,948	0	927,556
Owens Corning, Inc.(1)(2)	109,872	19,613	0	129,485	2,585,288	461,494	0	3,046,782
Wienerberger AG(1)	0	19,740	-19,740	0	0	336,711	-336,711	0
					3,371,896	939,153		3,974,338

Capital Markets					5.67%	3.32%		5.72%
3i Group PLC	0	26,000	-26,000	0	0	104,410	-104,410	0
State Street Corp.(2)	109,500	19,750	0	129,250	4,917,645	886,973	0	5,804,618
TD Ameritrade Holding Corp.(1)(2)	228,000	40,800	0	268,800	3,987,720	713,592	0	4,701,312
					8,905,365	1,704,975		10,505,930

Chemicals					0.96%	1.17%		0.97%
Agrium, Inc.(2)	0	5,000	-5,000	0	0	323,750	-323,750	0
Celanese Corp., Class A	48,450	8,900	0	57,350	1,511,155	277,591	0	1,788,746
					1,511,155	601,341		1,788,746

Commercial Banks					2.90%	10.18%		2.88%
Banco Santander Central Hispano SA ADR(2)	0	66,000	-66,000	0	0	860,640	-860,640	0
Barclays PLC	0	104,000	-104,000	0	0	497,003	-497,003	0
BOC Hong Kong Holdings, Ltd.	0	243,000	-243,000	0	0	547,005	-547,005	0
Credit Agricole SA	0	7,400	-7,400	0	0	109,870	-109,870	0
DBS Group Holdings, Ltd.	0	72,000	-72,000	0	0	716,124	-716,124	0
Intesa Sanpaolo SpA(1)	0	114,000	-114,000	0	0	400,905	-400,905	0
KBC Groep NV(1)	0	9,900	-9,900	0	0	447,713	-447,713	0
Mitsubishi UFJ Financial Group, Inc.	0	39,000	-39,000	0	0	198,647	-198,647	0
National Bank of Greece SA(1)	0	20,200	-20,200	0	0	380,773	-380,773	0
Societe Generale	0	3,900	-3,900	0	0	214,345	-214,345	0
Turkiye Is Bankasi	0	45,296	-45,296	0	0	123,777	-123,777	0
Wells Fargo & Co.(2)	166,460	26,900	0	193,360	4,551,016	735,446	0	5,286,462
					4,551,016	5,232,248		5,286,462

Commercial Services & Supplies					0.91%	0.51%		0.92%
Copart, Inc.(1)(2)	39,940	7,300	0	47,240	1,425,059	260,464	0	1,685,523
					1,425,059	260,464		1,685,523

Communications Equipment					1.75%	3.20%		2.39%
Brocade Communications Systems, Inc.(1)(2)	0	54,979	0	54,979	0	319,978	0	319,978
Palm, Inc.(1)(2)	0	42,000	0	42,000	0	256,200	0	256,200
Research In Motion, Ltd.(1)(2)	38,830	10,545	0	49,375	2,752,270	747,429	0	3,499,699
Riverbed Technology, Inc.(1)(2)	0	11,700	0	11,700	0	318,825	0	318,825
					2,752,270	1,642,432		4,394,702

Computers & Peripherals					2.77%	0.47%		2.42%
Apple, Inc.(1)	21,300	400	0	21,700	4,358,406	81,848	0	4,440,254
Toshiba Corp.(1)	0	32,000	-32,000	0	0	160,067	-160,067	0
					4,358,406	241,915		4,440,254

Construction & Engineering					0.00%	0.41%		0.00%
Vinci SA(2)	0	4,000	-4,000	0	0	209,134	-209,134	0
					0	209,134		0

Consumer Finance					1.46%	1.35%		1.47%
American Express Co.(2)	60,177	10,600	0	70,777	2,298,160	404,814	0	2,702,974
ORIX Corp.	0	3,800	-3,800	0	0	291,173	-291,173	0
					2,298,160	695,987		2,702,974

Diversified Financial Services					1.76%	0.95%		1.77%
CIT Group, Inc.(1)	50,000	9,000	0	59,000	1,821,500	327,870	0	2,149,370
Moody’s Corp.(2)	35,650	6,000	0	41,650	949,003	159,720	0	1,108,723
					2,770,503	487,590		3,258,093

Diversified Telecommunication Services					0.00%	1.43%		0.00%
Koninklijke KPN NV(2)	0	15,100	-15,100	0	0	240,411	-240,411	0
Telefonica SA	0	21,100	-21,100	0	0	494,804	-494,804	0
					0	735,215		0

Electric Utilities					0.00%	0.46%		0.00%
E.ON AG ADR	0	6,700	-6,700	0	0	238,721	-238,721	0
					0	238,721		0

Electrical Equipment					1.51%	1.67%		1.57%
ABB, Ltd. ADR(1)	0	17,300	-17,300	0	0	350,498	-350,498	0
Harbin Electric, Inc.(1)(2)	48,000	8,500	0	56,500	908,640	160,905	0	1,069,545
Vestas Wind Systems A/S(1)	29,700	5,350	0	35,050	1,468,785	264,579	0	1,733,364
Yingli Green Energy Holding Co. Ltd. ADR(1)(2)	0	6,905	0	6,905	0	79,960	0	79,960
					2,377,425	855,942		2,882,869

Electronic Equipment, Instruments & Components					0.16%	1.72%		0.16%
FUJIFILM Holdings Corp.	0	18,000	-18,000	0	0	570,346	-570,346	0
Hon Hai Precision Industry Co., Ltd.	0	67,000	-67,000	0	0	265,326	-265,326	0
Itron, Inc.(1)(2)	3,650	700	0	4,350	244,368	46,865	0	291,233
					244,368	882,537		291,233

Energy Equipment & Services					0.82%	1.67%		0.83%
Nabors Industries, Ltd.(1)(2)	58,436	10,600	0	69,036	1,287,929	233,624	0	1,521,553
OAO TMK GDR(1)^	0	20,100	-20,100	0	0	357,559	-357,559	0
Tenaris SA ADR(2)	0	6,500	-6,500	0	0	269,295	-269,295	0
					1,287,929	860,478		1,521,553

Food & Staples Retailing					2.33%	1.18%		2.33%
Shoppers Drug Mart Corp.	87,750	14,500	0	102,250	3,669,454	606,349	0	4,275,803
					3,669,454	606,349		4,275,803

Food Products					2.80%	4.72%		2.83%
Cosan, Ltd., Class A(1)(2)	0	35,300	-35,300	0	0	320,171	-320,171	0
H.J. Heinz Co.(2)	77,000	14,000	0	91,000	3,534,300	642,600	0	4,176,900
Lancaster Colony Corp.(2)	15,150	2,700	0	17,850	871,731	155,358	0	1,027,089
Nestle SA	0	16,200	-16,200	0	0	806,437	-806,437	0
Unilever PLC	0	17,000	-17,000	0	0	499,900	-499,900	0
					4,406,031	2,424,466		5,203,989

Health Care Equipment & Supplies					1.48%	1.11%		1.49%
Masimo Corp.(1)(2)	59,568	10,600	0	70,168	1,649,438	293,514	0	1,942,952
Mindray Medical International, Ltd. ADR(2)	0	4,000	-4,000	0	0	152,640	-152,640	0
NuVasive, Inc.(1)(2)	17,000	3,100	0	20,100	679,150	123,845	0	802,995
					2,328,588	569,999		2,745,947

Health Care Providers & Services					3.65%	2.01%		3.68%
CIGNA Corp.(2)	69,000	12,200	0	81,200	2,363,940	417,972	0	2,781,912
Laboratory Corp. of America Holdings(1)(2)	11,420	2,100	0	13,520	837,200	153,951	0	991,151
Lincare Holdings, Inc.(1)(2)	40,000	7,200	0	47,200	1,606,400	289,152	0	1,895,552
Quest Diagnostics, Inc.(2)	16,450	3,000	0	19,450	933,538	170,250	0	1,103,788
					5,741,078	1,031,325		6,772,403

Hotels, Restaurants & Leisure					1.15%	0.89%		1.14%
Bally Technologies, Inc.(1)(2)	43,743	7,000	0	50,743	1,811,398	289,870	0	2,101,268
Carnival PLC	0	4,400	-4,400	0	0	167,259	-167,259	0
					1,811,398	457,129		2,101,268

Household Durables					4.65%	3.53%		4.60%
Desarrolladora Homex SA de CV ADR(1)(2)	0	15,100	-15,100	0	0	412,834	-412,834	0
Fisher & Paykel Appliances Holdings, Ltd.(1)	0	280,000	-280,000	0	0	117,210	-117,210	0
LG Electronics, Inc.	0	1,400	-1,400	0	0	129,065	-129,065	0
Tempur-Pedic International, Inc.(1)(2)	141,100	22,273	0	163,373	4,007,240	632,553	0	4,639,793
Whirlpool Corp.(2)	39,196	6,210	0	45,406	3,298,735	522,634	0	3,821,369
					7,305,975	1,814,296		8,461,162

Household Products					1.26%	0.94%		1.27%
Church & Dwight Co., Inc.(2)	29,530	5,200	0	34,730	1,983,825	349,336	0	2,333,161
Henkel AG & Co. KGaA	0	3,000	-3,000	0	0	132,230	-132,230	0
					1,983,825	481,566		2,333,161

Industrial Conglomerates					0.00%	1.66%		0.00%
Cookson Group PLC(1)	0	50,000	-50,000	0	0	350,588	-350,588	0
Keppel Corp., Ltd.	0	84,200	-84,200	0	0	503,745	-503,745	0
					0	854,333		0

Insurance					0.56%	1.60%		0.56%
Allied World Assurance Holdings, Ltd.	10,155	1,781	0	11,936	468,146	82,104	0	550,250
AXA SA ADR	0	8,600	-8,600	0	0	173,118	-173,118	0
Fairfax Financial Holdings, Ltd.	1,182	210	0	1,392	407,924	72,474	0	480,398
Swiss Reinsurance Co., Ltd.	0	5,100	-5,100	0	0	229,107	-229,107	0
Zurich Financial Services AG	0	1,100	-1,100	0	0	265,337	-265,337	0
					876,070	822,140		1,030,648

Internet Software & Services					2.10%	0.55%		1.95%
	69,000	0	0	69,000	1,709,820	0	0	1,709,820
Monster Worldwide, Inc.(1)(2)	113,500	20,400	0	133,900	1,583,325	284,580	0	1,867,905
					3,293,145	284,580		3,577,725

IT Services					6.17%	0.88%		5.52%
Accenture PLC, Class A(2)	56,759	9,000	0	65,759	2,268,657	359,730	0	2,628,387
Alliance Data Systems Corp.(1)(2)	70,710	0	0	70,710	3,920,163	0	0	3,920,163
Euronet Worldwide, Inc.(1)(2)	0	5,000	0	5,000	0	90,600	0	90,600
MasterCard, Inc., Class A	15,630	0	0	15,630	3,506,903	0	0	3,506,903
					9,695,723	450,330		10,146,053

Machinery					0.20%	0.11%		0.20%
PACCAR, Inc.(2)	8,680	1,600	0	10,280	306,838	56,560	0	363,398
					306,838	56,560		363,398

Media					4.57%	2.93%		4.58%
Central European Media Enterprises, Ltd., Class A(1)(2)	0	9,700	-9,700	0	0	261,609	-261,609	0
DIRECTV, Class A(1)	106,881	19,104	0	125,985	3,617,922	646,670	0	4,264,592
McGraw-Hill Cos., Inc. (The)(2)	104,210	17,400	0	121,610	3,563,982	595,080	0	4,159,062
					7,181,904	1,503,359		8,423,654

Metals & Mining					0.00%	4.03%		0.00%
Anglo American PLC ADR(1)(2)	0	15,610	-15,610	0	0	283,478	-283,478	0
ArcelorMittal(2)	0	12,800	-12,800	0	0	489,216	-489,216	0
Rio Tinto PLC ADR	0	1,600	-1,600	0	0	332,480	-332,480	0
Sterlite Industries India, Ltd. ADR	0	14,800	-14,800	0	0	249,972	-249,972	0
Thompson Creek Metals Co., Inc.(1)(2)	0	22,300	-22,300	0	0	306,625	-306,625	0
Vale SA ADR(2)	0	16,600	-16,600	0	0	408,360	-408,360	0
					0	2,070,131		0

Multi-Utilities					0.00%	0.77%		0.00%
RWE AG	0	4,700	-4,700	0	0	398,034	-398,034	0
					0	398,034		0

Multiline Retail					1.47%	0.76%		1.47%
Big Lots, Inc.(1)(2)	68,741	11,700	0	80,441	2,302,823	391,950	0	2,694,773
					2,302,823	391,950		2,694,773

Office Electronics					0.00%	0.57%		0.00%
Canon, Inc.	0	7,000	-7,000	0	0	290,457	-290,457	0
					0	290,457		0

Oil, Gas & Consumable Fuels					7.83%	8.68%		7.89%
Alpha Natural Resources, Inc.(1)	35,249	6,318	0	41,567	1,621,807	290,691	0	1,912,498
Apache Corp.	26,142	4,800	0	30,942	2,709,357	497,472	0	3,206,829
Arch Coal, Inc.(2)	74,000	13,200	0	87,200	1,664,260	296,868	0	1,961,128
Brigham Exploration Co.(1)(2)	38,163	6,724	0	44,887	626,636	110,408	0	737,044
Forest Oil Corp.(1)(2)	32,500	5,800	0	38,300	880,750	157,180	0	1,037,930
Heritage Oil PLC(1)	69,000	12,000	0	81,000	491,843	85,538	0	577,381
KazMunaiGas Exploration Production GDR	0	6,300	-6,300	0	0	152,176	-152,176	0
LUKOIL OAO ADR(2)	0	7,000	-7,000	0	0	367,500	-367,500	0
Newfield Exploration Co.(1)(2)	19,560	3,300	0	22,860	998,929	168,531	0	1,167,460
Nexen, Inc.	147,000	26,000	0	173,000	3,307,500	585,000	0	3,892,500
OMV AG	0	3,100	-3,100	0	0	114,782	-114,782	0
Petroleo Brasileiro SA ADR(2)	0	14,200	-14,200	0	0	545,280	-545,280	0
Soco International PLC(1)	0	11,200	-11,200	0	0	262,189	-262,189	0
Statoil ASA ADR(2)	0	13,495	-13,495	0	0	303,233	-303,233	0
Total SA ADR	0	9,400	-9,400	0	0	523,204	-523,204	0
					12,301,082	4,460,052		14,492,770

Pharmaceuticals					5.53%	6.73%		5.55%
AstraZeneca PLC ADR(2)	0	4,400	-4,400	0	0	194,128	-194,128	0
Biovail Corp.	126,154	20,000	0	146,154	1,870,864	296,600	0	2,167,464
GlaxoSmithKline PLC ADR(2)	0	10,700	-10,700	0	0	397,398	-397,398	0
King Pharmaceuticals, Inc.(1)(2)	151,370	26,900	0	178,270	1,702,912	302,625	0	2,005,537
Novartis AG ADR(1)(2)	0	19,200	-19,200	0	0	1,062,144	-1,062,144	0
Perrigo Co.(2)	19,140	3,300	0	22,440	948,770	163,581	0	1,112,351
Pfizer, Inc.	134,000	24,000	0	158,000	2,351,700	421,200	0	2,772,900
Sanofi-Aventis	0	4,200	-4,200	0	0	306,525	-306,525	0
Warner Chilcott PLC(1)(2)	67,000	11,500	0	78,500	1,823,740	313,030	0	2,136,770
					8,697,986	3,457,231		10,195,022

Real Estate Investment Trusts (REITs)					0.00%	0.25%		0.07%
Chimera Investment Corp.(2)	0	32,700	0	32,700	0	130,800	0	130,800
					0	130,800		130,800

Real Estate Management & Development					0.00%	0.24%		0.00%
Raven Russia, Ltd.	0	169,000	-169,000	0	0	124,456	-124,456	0
					0	124,456		0

Road & Rail					0.55%	0.65%		0.55%
All America Latina Logistica SA (Units)	0	20,000	-20,000	0	0	178,402	-178,402	0
Kansas City Southern(1)(2)	25,000	4,500	0	29,500	857,500	154,350	0	1,011,850
					857,500	332,752		1,011,850

Semiconductors & Semiconductor Equipment					3.77%	2.18%		3.77%
Atheros Communications, Inc.(1)(2)	49,990	8,921	0	58,911	1,794,141	320,175	0	2,114,316
Cree, Inc.(1)(2)	0	3,400	0	3,400	0	230,622	0	230,622
Tessera Technologies, Inc.(1)(2)	140,465	25,320	0	165,785	2,522,751	454,747	0	2,977,498
United Microelectronics Corp. ADR(1)(2)	0	34,000	-34,000	0	0	116,620	-116,620	0
	47,000	0	0	47,000	1,602,700	0	0	1,602,700
					5,919,592	1,122,164		6,925,136

Software					2.02%	1.15%		2.05%
Ariba, Inc.(1)(2)	0	13,688	0	13,688	0	164,393	0	164,393
Check Point Software Technologies, Ltd.(1)(2)	97,350	5,600	0	102,950	3,173,610	182,560	0	3,356,170
Concur Technologies, Inc.(1)(2)	0	6,200	0	6,200	0	243,908	0	243,908
					3,173,610	590,861		3,764,471

Specialty Retail					3.05%	2.12%		3.07%
Advance Auto Parts, Inc.(2)	44,786	7,973	0	52,759	1,827,269	325,299	0	2,152,568
Kingfisher PLC	0	71,000	-71,000	0	0	232,904	-232,904	0
Limited Brands, Inc.(2)	48,000	8,500	0	56,500	1,061,280	187,935	0	1,249,215
RadioShack Corp.(2)	97,000	17,500	0	114,500	1,897,320	342,300	0	2,239,620
					4,785,869	1,088,438		5,641,403

Textiles, Apparel & Luxury Goods					5.78%	3.03%		5.79%
Gildan Activewear, Inc.(1)(2)	205,350	35,949	0	241,299	4,848,314	848,756	0	5,697,070
Hanesbrands, Inc.(1)(2)	163,236	27,400	0	190,636	4,232,709	710,482	0	4,943,191
					9,081,023	1,559,238		10,640,261

Tobacco					0.00%	1.55%		0.00%
British American Tobacco PLC	0	23,500	-23,500	0	0	799,016	-799,016	0
					0	799,016		0

Trading Companies & Distributors					0.00%	2.06%		0.00%
Mitsubishi Corp.	0	7,000	-7,000	0	0	174,608	-174,608	0
Mitsui & Co., Ltd.	0	57,000	-57,000	0	0	883,424	-883,424	0
					0	1,058,032		0

Wireless Telecommunication Services					10.03%	6.41%		10.11%
Crown Castle International Corp.(1)(2)	134,900	24,300	0	159,200	5,099,220	918,540	0	6,017,760
Leap Wireless International, Inc.(1)(2)	56,000	10,000	0	66,000	799,120	142,700	0	941,820
NII Holdings, Inc.(1)(2)	165,933	29,805	0	195,738	6,209,213	1,115,303	0	7,324,516
Rogers Communications, Inc., Class B	110,840	19,000	0	129,840	3,661,045	627,570	0	4,288,615
Turkcell Iletisim AS ADR (2)	0	33,000	-33,000	0	0	488,730	-488,730	0
					15,768,598	3,292,843		18,572,711

Total Common Stocks					157,159,528	51,394,497	-24,757,786	183,796,239
Identified Cost Common Stocks					127,540,469	44,563,220	-22,949,414	149,154,^275

Investment Funds					0.00%	2.30%		0.60%

Capital Markets — 0.0%
iShares Russell 2000 Index Fund	100	10,000	0	10,100	6,280	628,000	0	634,280
SPDR S&P 500 ETF Trust	100	4,800	0	4,900	11,076	643,152	0	654,228
Total Investment Funds					17,356	1,271,152	0	1,288,508
Identified Cost Investment Funds					13,076	1,228,538	0	1,241,614^

Short-Term Investments					30.40%	29.00%		30.10%

Eaton Vance Cash Collateral Fund, LLC, 0.19%(3)(4)	46,981	14,733	0	61,714	46,981,006	14,732,695		61,713,701
Eaton Vance Cash Reserves Fund, LLC, 0.13%(4)	2,849	987	0	3,836	2,849,471	986,730		3,836,201
Total Short-Term Investments					49,830,477	15,719,425	0	65,549,902
Identifed Cost Short Term Investments					49,830,477	15,719,425	0	65,549,902

Total Investments					207,007,361	68,385,074	-24,757,786	250,634,649
Identified Cost Total Investments					177,384,022	61,511,183	-22,949,414	215,945,791

					-26.1%	-26.1%		-14.^8%
Other Assets, Less Liabilities — (26.1)%					-42,833,952	-14,147,827	^24,757,786	-32,^223,993
^

Net Assets — 100.0%					164,173,409	54,237,247		218,^410,656

(1) Non-income producing security.

(2) All or a portion of this security was on loan at February 28, 2010.

(3) The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at February 28, 2010. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4) Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2010.

The Pro Forma Schedule of Investments is based on the following assumptions:

  All of the securities managed by Eagle and held in the Global Growth Portfolio on 2/28/10 were sold;
  All of the securities held in Global Growth Portfolio and Multi-Cap Growth Portfolio on 2/28/10 are held at the time of the Reorganization.

EATON VANCE GLOBAL GROWTH FUND PROPOSED MERGER WITH EATON VANCE MULTI-CAP GROWTH FUND

NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)

1. BASIS OF COMBINATION

Eaton Vance Multi-Cap Growth Fund ("Acquiring Fund") will acquire substantially all of the assets of the Eaton Vance Global Growth Fund (“Acquired Fund”) in exchange for shares of the Acquiring Fund. This merger will be accounted for by the method of accounting for tax free mergers of investment companies. The pro forma combining Statement of Assets and Liabilities and Portfolio of Investments reflects the financial position of the Acquiring Fund and the Acquired Fund at February 28, 2010 as though the merger occurred as of that date. The pro forma combining Statement of Operations reflects the results of operations of the Acquiring Fund and the Acquired Fund for the year ended February 28, 2010 as though the merger occurred at the beginning of the period presented. ^ The Portfolio of Investments, the Statement of Assets and Liabilities and the Statement of Operations are presented for the information of the reader, and may not necessarily be representative of what the combined statements would have been had the acquisition occurred on February 28, 2010 or of what the combined statements will look like when the actual merger occurs. The pro forma financial statements should be read in conjunction with the historical financial statements of the Acquiring ^ Fund and the Acquired ^ Fund, which are incorporated by reference in the Statement of Additional Information.

PART C OTHER INFORMATION

Item 15.   Indemnification

     Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions.

     The Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreement of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 16.   Exhibits

(1)	(a)	Declaration of Trust dated May 25, 1989, filed as Exhibit (1)(a) to Post-Effective
Amendment No. 59 filed August 16, 1995 (Accession No. 0000950156-95-000600)
and incorporated herein by reference.

	(b)	Amendment to the Declaration of Trust dated August 18, 1992 filed as Exhibit
(1)(b) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

	(c)	Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(c)
to Post-Effective Amendment No. 68 filed August 25, 1997 (Accession No.
0000950156-97-000646) and incorporated herein by reference.

	(d)	Amendment to the Declaration of Trust dated August 11, 2008 filed as Exhibit
(a)(4) to Post-Effective Amendment No. 102 filed December 24, 2008 (Accession
No. 0000940394-08-001633) and incorporated herein by reference.

	(e)	Amended and Restated Establishment and Designation of Series of Shares of
Beneficial Interest, Without Par Value, as amended effective November 16, 2009 filed as Exhibit (a)(5) to Post-Effective Amendment No. 107 filed November 23,
2009 (Accession No. 0000940394-09-000888) and incorporated herein by reference.

	(f)	Amended and Restated Establishment and Designation of Series of Shares of
Beneficial Interest, Without Par Value, as amended effective ___________, 2010 to be filed by Amendment.

(2)	(a)	By-Laws filed as Exhibit (2)(a) to Post-Effective Amendment No. 59 filed August
16, 1995 and incorporated herein by reference.

	(b)	Amendment to By-Laws dated December 13, 1993 filed as Exhibit (2)(b) to Post-
Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

	(c)	Amendment to By-Laws of Eaton Vance Growth Trust dated June 18, 2002 filed as
Exhibit (b)(3) to Post-Effective Amendment No. 79 filed December 23, 2002
(Accession No. 0000940394-02-000745) and incorporated herein by reference.

	(d)	Amendment to By-Laws of Eaton Vance Growth Trust dated February 7, 2005 filed as Exhibit (b)(4) to Post-Effective Amendment No. 89 filed March 2, 2005
(Accession No. 0000940394-05-000248) and incorporated herein by reference.

	(e)	Amendment to By-Laws of Eaton Vance Growth Trust dated December 11, 2006 filed as Exhibit (b)(5) to Post-Effective Amendment No. 97 filed December 21,
2006 (Accession No. 0000940394-06-001172) and incorporated herein by reference.

	(f)	Amendment to By-Laws of Eaton Vance Growth Trust dated August 11, 2008 filed as Exhibit (b)(6) to Post-Effective Amendment No. 102 filed December 24, 2008
(Accession No. 0000940394-08-001633) and incorporated herein by reference.

(3)		Voting Trust Agreement. – not applicable.

(4)		Form of Agreement and Plan of Reorganization – filed as Appendix A to the Proxy
Statement/Prospectus.

(5)		Shareholders rights are set forth in the Registrant’s Amended and Restated
Declaration of Trust and By-Laws referenced in Items 16(1) and 16(2) above.

(6)	(a)	Investment Advisory Agreement with Boston Management and Research for
Atlanta Capital Intermediate Bond Fund dated December 10, 2001 filed as Exhibit
(d)(1) to Post-Effective Amendment No. 78 filed December 21, 2001 (Accession
No. 0000940394-01-500575) and incorporated herein by reference.

	(b)	Investment Sub-Advisory Agreement between Boston Management and Research and Atlanta Capital Management Company, LLC for Atlanta Capital Intermediate
Bond Fund dated December 10, 2001 filed as Exhibit (d)(2) to Post-Effective
Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

	(c)	Investment Advisory and Administrative Agreement between Eaton Vance Growth
Trust, on behalf of Eaton Vance Richard Bernstein Multi-Market Equity Strategy
Fund, and Eaton Vance Management dated ___________, 2010 to be filed by
Amendment.

	(d)	Investment Sub-Advisory Agreement between Eaton Vance Management and
Richard Bernstein Advisors LLC dated _________, 2010 to be filed by
Amendment.

(7)	(a)	(i) Amended and Restated Distribution Agreement between Eaton Vance
Growth Trust and Eaton Vance Distributors, Inc. effective December 10,
2001 with attached Schedule A dated December 10, 2001 filed as Exhibit
(e)(1) to Post-Effective Amendment No. 77 filed December 20, 2001
(Accession No. 0000940394-01-500566) and incorporated herein by reference.

(ii) Amended Schedule A dated October 20, 2003 to Amended and Restated
Distribution Agreement effective December 10, 2001 filed as Exhibit
(e)(1)(a) to Post-Effective Amendment No. 83 filed October 20, 2003 and incorporated herein by reference.

	(b)	Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized
Dealers filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 filed to the
Registration Statement of Eaton Vance Special Investment Trust (File Nos. 2-27962,
811-1545) filed April 26, 2007 (Accession No. 0000940394-07-000430) and
incorporated herein by reference.

	(c)	Amended and Restated Distribution Agreement between Eaton Vance Growth Trust and Eaton Vance Distributors, Inc. effective __________, 2010 to be filed by
Amendment.
(8)		The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc.,
Release No. IC-20671 (November 1, 1994).

(9)	(a)	Custodian Agreement with Investors Bank & Trust Company dated November 7,
1994 filed as Exhibit (8) to Post-Effective Amendment No. 59 filed August 16,
1995 and incorporated herein by reference.

	(b)	Amendment to Custodian Agreement with Investors Bank & Trust Company dated
October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 61 filed
December 28, 1995 and incorporated herein by reference.

	(c)	Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of
Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No.
0000950156-99-000050) filed January 25, 1999 and incorporated herein by reference.

	(d)	Extension Agreement dated August 31, 2005 to Master Custodian Agreement with
Investors Bank & Trust Company filed as Exhibit (j)(2) to the Eaton Vance Tax-
Managed Global Buy-Write Opportunities Fund N-2, Pre-Effective Amendment No.
2 (File Nos. 333-123961, 811-21745) filed September 26, 2005 (Accession No.
0000950135-05-005528) and incorporated herein by reference.

	(e)	Delegation Agreement dated December 11, 2000 with Investors Bank & Trust
Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File
No. 333-32276, 811-05808, Amendment No. 5, filed April 3, 2001 (Accession No.
0000940394-01-500125) and incorporated herein by reference.

(10)	(a)	Eaton Vance Growth Trust Class A Distribution Plan adopted June 23, 1997 and
Amended April 24, 2006 with attached Schedule A filed as Exhibit (m)(1) to Post-
Effective Amendment No. 95 filed October 30, 2006 (accession No. 0000940394-
06-000845) and incorporated herein by reference.

	(b)	Eaton Vance Growth Trust Class A Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-
Effective Amendment No. 68 and incorporated herein by reference.

	(c)	Eaton Vance Growth Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-
Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

	(d)	(i) Eaton Vance Growth Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(d) to
Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

(ii) Amended Schedule A to Eaton Vance Growth Trust Class C Distribution Plan
effective August 10, 2009 filed as Exhibit (m)(4)(b) to Post-Effective
Amendment No. 105 filed September 29, 2009 (Accession No. 0000940394-
09-000758) and incorporated herein by reference.

	(e)	Eaton Vance Growth Trust Class D Distribution Plan adopted December 11, 2000 with attached Schedule A filed as Exhibit (m)(5) to Post-Effective Amendment No.
76 filed January 22, 2001 (Accession No. 0000940394-01-500025) and
incorporated herein by reference.

	(f)	(i) Eaton Vance Growth Trust Class R Distribution Plan adopted December 10,
2001 with attached Schedule A filed as Exhibit (m)(6) to Post-Effective
Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

(ii) Amended Schedule A effective June 15, 2009 to Eaton Vance Growth Trust
Class R Distribution Plan filed as Exhibit (m)(6)(b) to Post-Effective
Amendment No. 104 filed July 30, 2009 (Accession No. 0000940394-09-
000578) and incorporated herein by reference.

	(g)	Eaton Vance Growth Trust Class C Distribution Plan adopted ________, 2010 with attached Schedule A effective _________, 2010 to be filed by Amendment.

	(h)	Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6,
2007 filed as Exhibit (n) to Post-Effective Amendment No. 128 of Eaton Vance
Mutual Funds Trust (File Nos. 2-90946 and 811-4015) filed August 10, 2007
(Accession No. 0000940394-07-000956) and incorporated herein by reference.

	(i)	Schedule A effective __________, 2010 to Amended and Restated Multiple Class
Plan to be filed by Amendment.

	(j)	Schedule B effective __________, 2010 to Amended and Restated Multiple Class
Plan to be filed by Amendment.

	(k)	Schedule C effective __________, 2010 to Amended and Restated Multiple Class
Plan to be filed by Amendment.

(11)		Opinion and Consent of Counsel as to legality of securities being registered by
Registrant filed as Exhibit (11) to the initial filing of this Registration Statement on
Form N-14 filed July 15, 2010 (Accession No. 0000940394-10-000720) and incorporated herein by reference.

(12)		Opinion of K&L Gates LLP regarding certain tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus – to be filed by amendment.

(13)	(a)	(i) Management Contract between Eaton Vance Growth Trust (on behalf of
Eaton Vance Asian Small Companies Fund, Eaton Vance Information Age
Fund, Eaton Vance Greater China Growth Fund and Eaton Vance Worldwide
Health Sciences Fund) and Eaton Vance Management dated June 23, 1997 filed as Exhibit (5)(a) to Post-Effective Amendment No. 68 filed August 25,
1997 and incorporated herein by reference.

	(ii)	Fee Reduction Agreement between Eaton Vance Growth Trust and Eaton
Vance Global Growth Fund dated July 28, 2006 to Management Contract dated June 23, 1997 filed as Exhibit (h)(1)(b) to Post-Effective Amendment
No. 95 filed October 30, 2006 (Accession No. 0000940394-06-000845) and
incorporated herein by reference.

(b)	(i)	Amended and Restated Administrative Services Agreement between Eaton
Vance Growth Trust (on behalf of certain of its series) and Eaton Vance
Management dated December 10, 2001 with attached Schedule A dated
December 10, 2001 filed as Exhibit (h)(2)(a) to Post-Effective Amendment
No. 78 filed December 21, 2001 and incorporated herein by reference.

	(ii)	Administrative Services Agreement between Eaton Vance Growth Trust (on behalf of certain of its series) and Eaton Vance Management effective
December 10, 2001 with attached Schedule A dated December 10, 2001 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 78 filed December 21,
2001 and incorporated herein by reference.

(c)	(i)	Transfer Agency Agreement dated as of August 1, 2008 filed as Exhibit
(h)(1) to Post-Effective Amendment No. 70 of Eaton Vance Series Trust II
(File Nos. 02-42722, 811-02258) filed October 27, 2008 (Accession No.
0000940394-08-001324) and incorporated herein by reference.

	(ii)	Red Flag Services Amendment effective May 1, 2009 to the Transfer Agency
Agreement filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 31 of
Eaton Vance Municipals Trust II (File Nos. 33-71320, 811-8134) filed May
28, 2009 (Accession No. 0000940394-09-000411) and incorporated herein by reference.

(d)	Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC
Inc. and Eaton Vance Management filed as Exhibit (h)(4) to Post-Effective
Amendment No. 109 filed August 25, 2005 (Accession No. 0000940394-05-
000983) and incorporated herein by reference.

(e)	(i)	Expense Waivers/Reimbursements Agreement between Eaton Vance
Management and each of the Trusts (on behalf of certain of their series)
listed on Schedule A dated October 16, 2007 filed as Exhibit (h)(5) to Post-
Effective Amendment No. 131 filed November 26, 2007 (Accession No.
0000940394-07-002010) and incorporated herein by reference.

	(ii)	Amended Schedule A effective ___________, 2010 to the Expense
Waivers/Reimbursements Agreement dated October 16, 2007 to be filed by
Amendment

	(f)	Expense Reduction Agreement between Eaton Vance Growth Trust, Eaton Vance
Management and Lloyd George Investment Management (Bermuda) Ltd. filed as
Exhibit (h)(6) to Post-Effective Amendment No. 102 filed December 24, 2008
(Accession No. 0000940394-08-001633) and incorporated herein by reference.
(14)		Consent of Independent Registered Public Accounting Firm regarding financial statements of Eaton Vance Global Growth Fund and Eaton Vance Multi- Cap
Growth Fund filed herewith.

(15)		Omitted Financial Statements – not applicable

(16)	(a)	Power of Attorney for N-14 of Eaton Vance Growth Trust filed as Exhibit
(16) to the initial filing of this Registration Statement on Form N-14 filed July 15,
2010 (Accession No. 0000940394-10-000720) and incorporated herein by reference.

(17)	(a)	Prospectus and Statement of Additional Information each dated January 1, 2010, of
Eaton Vance Global Growth Fund and Eaton Vance Multi- Cap Growth Fund filed as Exhibit (17)(a) to the initial filing of this Registration Statement on Form N-14 filed July 15, 2010 (Accession No. 0000940394-10-000720) and incorporated herein by reference.

	(b)	Eaton Vance Global Growth Fund Annual Report to Shareholders for the period ended August 31, 2009 filed as Exhibit (17)(b) to the initial filing of this
Registration Statement on Form N-14 filed July 15, 2010 (Accession No.
0000940394-10-000720) and incorporated herein by reference.

	(c)	Eaton Vance Multi- Cap Growth Fund Annual Report to Shareholders for the period ended August 31, 2009 filed as Exhibit (17)(c) to the initial filing of this
Registration Statement on Form N-14 filed July 15, 2010 (Accession No.
0000940394-10-000720) and incorporated herein by reference.

	(d)	Eaton Vance Global Growth Fund Semiannual Report to Shareholders for the period ended February 28, 2010 filed as Exhibit (17)(d) to the initial filing of this
Registration Statement on Form N-14 filed July 15, 2010 (Accession No.
0000940394-10-000720) and incorporated herein by reference.

	(e)	Eaton Vance Multi- Cap Growth Fund Semiannual Report to Shareholders for the
period ended February 28, 2010 filed as Exhibit (17)(e) to the initial filing of this
Registration Statement on Form N-14 filed July 15, 2010 (Accession No.
0000940394-10-000720) and incorporated herein by reference.

	(f)	Proxy Card filed herewith.

Item 17.   Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933 (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant agrees to file by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES

     As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant, in the City of Boston, and the Commonwealth of Massachusetts, on the 30th day of August, 2010.

EATON VANCE GROWTH TRUST /s/ Thomas E. Faust Jr. Thomas E. Faust Jr. President

     Pursuant to the requirements of Section 6(a) of the 1933 Act, this Registration Statement has been signed below by the Registrant’s Principal Executive Officer, Principal Financial and Accounting Officer and a majority of its Trustees on the date indicated:

Signatures	Title	Date

/s/ Thomas E. Faust Jr.	Trustee and
Thomas E. Faust Jr.	President (Chief Executive Officer)	August 30, 2010

/s/ Barbara E. Campbell	Treasurer (Principal Financial
Barbara E. Campbell	and Accounting Officer)	August 30, 2010

Benjamin C. Esty*
Benjamin C. Esty	Trustee	August 30, 2010

Allen R. Freedman*
Allen R. Freedman	Trustee	August 30, 2010

William H. Park*
William H. Park	Trustee	August 30, 2010

Ronald A. Pearlman*
Ronald A. Pearlman	Trustee	August 30, 2010

Helen Frame Peters*
Helen Frame Peters	Trustee	August 30, 2010

Heidi L. Steiger*
Heidi L. Steiger	Trustee	August 30, 2010

Lynn A. Stout*
Lynn A. Stout	Trustee	August 30, 2010

Ralph F. Verni*
Ralph F. Verni	Trustee	August 30, 2010

* By: /s/ Maureen A. Gemma
Maureen A. Gemma
(As Attorney-in-fact)

SIGNATURES

     As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant, in the City of Boston, and the Commonwealth of Massachusetts, on the 30th day of August, 2010.

EATON VANCE MULTI-CAP GROWTH PORTFOLIO /s/ Thomas E. Faust Jr. Thomas E. Faust Jr. President

     Pursuant to the requirements of Section 6(a) of the 1933 Act, this Registration Statement has been signed below by the Registrant’s Principal Executive Officer, Principal Financial and Accounting Officer and a majority of its Trustees on the date indicated:

Signatures	Title	Date

/s/ Thomas E. Faust Jr.	Trustee and
Thomas E. Faust Jr.	President (Chief Executive Officer)	August 30, 2010

/s/ Barbara E. Campbell	Treasurer (and Principal Financial
Barbara E. Campbell	and Accounting Officer)	August 30, 2010

Benjamin C. Esty*
Benjamin C. Esty	Trustee	August 30, 2010

Allen R. Freedman*
Allen R. Freedman	Trustee	August 30, 2010

William H. Park*
William H. Park	Trustee	August 30, 2010

Ronald A. Pearlman*
Ronald A. Pearlman	Trustee	August 30, 2010

Helen Frame Peters*
Helen Frame Peters	Trustee	August 30, 2010

Heidi L. Steiger*
Heidi L. Steiger	Trustee	August 30, 2010

Lynn A. Stout*
Lynn A. Stout	Trustee	August 30, 2010

Ralph F. Verni*
Ralph F. Verni	Trustee	August 30, 2010

* By: /s/ Maureen A. Gemma
Maureen A. Gemma
(As Attorney-in-fact)

EXHIBIT INDEX

     The following exhibits are filed as a part of this Registration Statement:

Exhibit Number	Description

(14)	Consent of Independent Registered Public Accounting Firm regarding financial statements of Eaton Vance Global Growth Fund and Eaton Vance Multi- Cap Growth
Fund.

(17) (f)	Proxy Card